USAA AGGRESSIVE GROWTH FUND
                  December 1, 1996   PROSPECTUS


USAA AGGRESSIVE GROWTH FUND (the Fund) is one of eight no-load mutual funds offered by USAA Mutual Fund, Inc. (the Company). The Fund is managed by USAA Investment Management Company (the Manager).

          WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES?
The Fund's investment objective is appreciation of capital. Investments are primarily in common stocks of companies that have the prospect of rapidly growing earnings. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 12.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 14.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the Fund that you should know before investing.

     SHARES OF THE USAA AGGRESSIVE GROWTH FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated December 1, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        TABLE OF CONTENTS

                                                         PAGE
                           SUMMARY DATA
     Fees and Expenses                                      3
     Financial Highlights                                   4
     Performance Information                                6

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds                    7
     Using Mutual Funds in an Investment Program            8

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies                      9

                     SHAREHOLDER INFORMATION
     Purchase of Shares                                    12
     Redemption of Shares                                  14
     Conditions of Purchase and Redemption                 15
     Exchanges                                             16
     Other Services                                        17
     Share Price Calculation                               18
     Dividends, Distributions and Taxes                    18
     Management of the Company                             20
     Description of Shares                                 21
     Service Providers                                     22
     Telephone Assistance Numbers                          22




                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets
(ANA) of the Fund for the year ended July 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                         None
Sales Load Imposed on Reinvested Dividends              None
Deferred Sales Load                                     None
Redemption Fee*                                         None
Exchange Fee                                            None



Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
-------------------------------------------------------------------------------
Management Fees                                         .41%
12b-1 Fees                                              None
Other Expenses
     Transfer Agent Fees**                          .22%
     Custodian Fees                                 .04%
     All Other Expenses                             .07%
                                                    ---
Total Other Expenses                                    .33%
                                                        ---
Total Fund Operating Expenses                           .74%
                                                        ===
------------------

   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 18.


Example of Effect of Fund Expenses
-------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1   year      -    $  8
      3   years     -    $ 24
      5   years     -    $ 41
     10   years     -    $ 92

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the ten-year period ended July 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended July 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

                                                 TEN-MONTH
                                                PERIOD ENDED
                           YEAR ENDED JULY 31,     JULY 31,  YEAR ENDED SEPTEMBER 30,
                            1996        1995        1994        1993       1992
                            ----        ----        ----        ----       ----
Net asset value at
  beginning of period    $  24.49    $  17.74    $  20.40    $  18.85  $   20.60
Net investment income
  (loss)                     (.12)(b)    (.05)(b)    (.02)(b)     .02       (.01)(b)
Net realized and
  unrealized gain (loss)     5.12        8.35       (1.37)       3.67      (1.73)
Distributions from net
  investment income           -            -         (.02)         -        (.01)
Distributions of
  realized capital gains    (1.61)      (1.55)      (1.25)      (2.14)        -
                         --------    --------    --------    --------  ---------
Net asset value at
  end of period          $  27.88    $  24.49    $  17.74    $  20.40  $   18.85
                         ========    ========    ========    ========  =========
Total return (%)*           21.16       49.98       (7.31)      21.32     (8.45)
Net assets at end of
  period (000)           $607,437    $363,390    $248,953    $277,198  $234,967
Ratio of expenses to
  average net assets (%)      .74         .86         .83(a)      .86       .82
Ratio of net investment
  income (loss) to average
  net assets (%)             (.42)       (.28)       (.10)(a)     .10      (.05)
Portfolio turnover (%)      43.75      138.32       98.99      113.01     74.08
Average commission rate
  paid per share         $   .049
----------------

       * Assumes reinvestment of all dividend income and capital gain distributions during the period.
     (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
     (b)  Calculated using weighted average shares.


                    FINANCIAL HIGHLIGHTS  CONT.








                                      YEAR ENDED SEPTEMBER 30,
                             1991      1990      1989      1988     1987
                             ----      ----      ----      ----     ----
Net asset value at
  beginning of period     $  12.34  $  19.78  $  17.23  $  21.79  $  17.29
Net investment income
  (loss)                       .03       .11       .14       .13       .11
Net realized and
  unrealized gain (loss)      8.33     (4.74)     3.02     (2.71)     4.81
Distributions from net
  investment income           (.10)     (.19)     (.14)     (.12)     (.07)
Distributions of realized
  capital gains                 -      (2.62)     (.47)    (1.86)     (.35)
                          --------  --------  --------  --------  --------
Net asset value at
  end of period           $  20.60  $  12.34  $  19.78  $  17.23  $  21.79
                          ========  ========  ========  ========  ========
Total return (%)*            68.22    (27.00)    19.20     (9.73)    28.92
Net assets at end of
  period (000)            $208,084  $114,674  $157,467  $139,260  $149,826
Ratio of expenses to
  average net assets (%)       .87       .94       .91      1.00       .97
Ratio of net investment
  income (loss) to average
  net assets (%)               .17       .68       .78       .82       .54
Portfolio turnover (%)       50.12     77.60     98.15     67.56     35.34




                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Company may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specific period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

     *    Available for sale only to residents of these specific states.
    **   S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors.
A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wished to invest in a widely diversified common stock portfolio. The shareholder could include the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, and Income Stock Fund in such a portfolio. This portfolio would include stocks of large and small companies, high-dividend stocks and growth stocks. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is appreciation of capital.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies and restrictions is provided in the SAI.

INVESTMENT POLICIES,
TECHNIQUES AND RISK FACTORS
The Manager will pursue this objective by investing the Fund's assets primarily in common stocks, preferred stocks and other securities convertible into common stocks or securities which carry the right to buy common stocks. The Fund will invest in companies that have the prospect of rapidly growing earnings. These investments may tend to be made in smaller, less recognized companies, but may also include large, widely recognized companies. Investments may also include foreign securities. Up to 10% of the Fund's assets may be invested in shares of real estate investment trusts
(REITs). The Fund's investments in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. In addition, REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification.
     While the portfolio will be broadly diversified, the Fund is expected to be significantly more volatile than the average equity mutual fund. Investing in smaller less well-known companies, especially those that have a narrow product line or are thinly traded, often involves greater risk than investing in established companies with proven track records.
     Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock.
     Up to 30% of the Fund's total assets may be invested in foreign securities, including American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), or similar forms of ownership interest in securities of foreign issuers deposited with a depositary. Foreign holdings may include securities issued in emerging as well as established markets. Foreign securities may present greater risks than domestic securities. For a discussion of risks associated with investments in foreign issuers, see SPECIAL RISK CONSIDERATIONS.
     As a temporary defensive measure, the Manager may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.
     The Fund's portfolio turnover rate will vary from year to year depending on market conditions. It may exceed 100%. Because a high turnover rate increases transaction costs and may increase taxable capital gains, the Manager carefully weighs the anticipated benefits of trading.

Forward Currency Contracts - The Fund values its securities and other assets in U.S. dollars. The Fund may, however, hold securities denominated in foreign currencies. As a result, the value of the securities will be directly affected by changes in the exchange rate between the dollar and foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future date or over a specified time period at a price set at the time of the contract.
     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.
     The use of forward currency contracts to protect the value of the Fund's assets against a decline in the value of a currency does not eliminate fluctuations in the value of the Fund's underlying security holdings. In addition, although the use of forward currency contracts can minimize the risk of loss due to a decline in value of the foreign currency, the use of such contracts will tend to limit any potential gain resulting from an increase in the relative value of the foreign currency to the U.S. dollar. Under such circumstances, a fund that has entered into forward currency contracts to hedge its currency risks may be in a less favorable position than a fund that had not entered into such contracts. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

Liquidity - The Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Commercial paper that is subject to restrictions on transfer, and other securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, may be determined to be liquid in accordance with guidelines established by the Board of Directors.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:
(1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the 1940 Act) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not invest more than 25% of the value of its total assets in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its corporate instrumentalities.

SPECIAL RISK CONSIDERATIONS
Investment in Foreign Securities - Investing in foreign securities presents certain risks not present in domestic investments. Such risks may include currency exchange rate fluctuations, foreign market illiquidity, increased price volatility, exchange control regulations, different accounting, reporting and disclosure requirements, political or social instability, and difficulties in obtaining judgments or effecting collections thereon. Brokerage commissions and custodial services may be more costly, and stock trade settlements may be more lengthy, more costly and more difficult than in domestic markets. These investments may be subject to foreign withholding taxes which may reduce the effective rates of return.
     Information which may impact the market value of securities of a foreign issuer may not be available to the Manager on a timely basis. The Manager will endeavor to ascertain such information on as timely a basis as is practicable, however, any impact on the net asset value will be deemed to have occurred upon authentication by the Manager.
     A developing country can be considered to be a country which is in the initial stages of its industrialization cycle. Investments in developing countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. Due to illiquidity and lack of hedging instruments, it is presently difficult or in some cases impossible to hedge the currency risk in these markets. In the past, markets of developing countries have been more volatile than the markets of developed countries.
     Political risk includes a greater potential for coup d'etats, insurrections and expropriation by governmental organizations. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union (also known as the CIS or the Commonwealth of Independent States). These countries were under communist systems which had nationalized private industry. There is no guarantee that nationalization may not occur again in this region or others in which the Fund invests, in which case the Fund may lose all or part of its investment in that country's issuers.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
     Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.

Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50


How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                       9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest
                   by Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or call 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *  To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                  Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Aggressive Growth Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.


                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *  Send a signed fax to 1-800-292-8177, or send a telegraph to
                  USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.



Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.

              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
      Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

COMPANY RIGHTS
The Company reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Company;
(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;
(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;
(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section Additional Information Regarding Redemption of Shares in the SAI contains information on acceptable guarantors.

                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Short-Term Bond Fund, Tax Exempt Short-Term Fund, or any of the money market funds in the USAA Family of Funds.

                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:

 (1) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Automatic Purchase Plan, or Direct Purchase Service investment plans, or
 (2) a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.
     For additional information, see VALUATION OF SECURITIES in the SAI.

                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders annually. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly
before any dividend or distribution.   Although in effect a return of capital,
these distributions are subject to taxes.
     It is anticipated that the Fund will not pay any significant dividends from net investment income. Potential investors should be in a financial position to forego current income from investment in this Fund.
     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
    Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                    MANAGEMENT OF THE COMPANY

The business affairs of the Company are subject to the supervision of the Board of Directors.
     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $31.5 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.
     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager.
Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Company, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Directors.
       For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees are computed at one-half of one percent (.50%) of the first $200,000,000 of ANA, with the fee reduced to two-fifths of one percent (.40%) for that portion of ANA in excess of $200,000,000 and not over $300,000,000, and further reduced to one-third of one percent (.33%) for that portion of ANA in excess of $300,000,000. The fees paid to the Manager for the fiscal year ended July 31, 1996 were equal to .41% of ANA.

OPERATING EXPENSES
For the fiscal year ended July 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled .74%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Fund.
     John K. Cabell, Jr. and Eric M. Efron, Assistant Vice Presidents of Equity Investments since September 1996, have managed the Fund since March 1995. Mr. Cabell has 18 years investment management experience and has worked seven years as a Senior Securities Analyst in Equity Investments for IMCO. His business experience during the past five years also included the following position: Chief Economist for Retirement Systems of Alabama from March 1991 to March 1994. Mr. Cabell earned the Chartered Financial Analyst (CFA) designation in 1982 and is a member of the Association for Investment Management and Research (AIMR) and the San Antonio Financial Analysts Society, Inc. (SAFAS). He holds an MA and BS from the University of Alabama.
     Mr. Efron has 21 years investment management experience and has worked four years as a Senior Securities Analyst in Equity Investments for IMCO.
Prior to joining IMCO, he held various investment positions with C&S/Sovran Bank of Atlanta, Georgia from September 1984 to December 1991. Mr. Efron earned the CFA designation in 1983 and is also a member of the AIMR and SAFAS. He holds an MBA from New York University, an MA from the University of Michigan, and a BA from Oberlin College, Ohio.

                      DESCRIPTION OF SHARES

The Company is an open-end management investment company incorporated under the laws of the State of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. Eight such Funds have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Company's charter, the Board of Directors is authorized to create new Funds in addition to those already existing without approval of the shareholders of the Company. Under provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual fund, a separate vote of the shareholders of that fund is required.



                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.






       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777





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                         USAA GROWTH FUND
                     December 1, 1996   PROSPECTUS



USAA GROWTH FUND (the Fund) is one of eight no-load mutual funds offered by USAA Mutual Fund, Inc. (the Company). The Fund is managed by USAA Investment Management Company (the Manager).

         WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES?
The Fund's primary investment objective is long-term growth of capital with secondary objectives of regular income and conservation of principal. Investments are primarily in common stocks. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 11.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 13.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the Fund that you should know before investing.

     SHARES OF THE USAA GROWTH FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated December 1, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus.)


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        TABLE OF CONTENTS

                                                           PAGE
                           SUMMARY DATA
     Fees and Expenses                                        3
     Financial Highlights                                     4
     Performance Information                                  6

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds                      7
     Using Mutual Funds in an Investment Program              8

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objectives and Policies                       9

                   SHAREHOLDER INFORMATION
     Purchase of Shares                                      11
     Redemption of Shares                                    13
     Conditions of Purchase and Redemption                   14
     Exchanges                                               15
     Other Services                                          16
     Share Price Calculation                                 17
     Dividends, Distributions and Taxes                      17
     Management of the Company                               19
     Description of Shares                                   20
     Service Providers                                       20
     Telephone Assistance Numbers                            20




                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended July 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                            None
Sales Load Imposed on Reinvested Dividends                 None
Deferred Sales Load                                        None
Redemption Fee*                                            None
Exchange Fee                                               None



Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
-------------------------------------------------------------------------------
Management Fees                                            .75%
12b-1 Fees                                                 None
Other Expenses
     Transfer Agent Fees**                              .19%
     Custodian Fees                                     .02%
     All Other Expenses                                 .05%
                                                        ---
Total Other Expenses                                       .26%
                                                           ---
Total Fund Operating Expenses                             1.01%
                                                          ====
-------------------------------------------------------------------------------

     * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
     ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 18.





Example of Effect of Fund Expenses
-------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1   year      -    $ 10
      3   years     -    $ 32
      5   years     -    $ 56
     10   years     -    $124

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                   FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the ten-year period ended July 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended July 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.


                                                   TEN-MONTH
                                                  PERIOD ENDED   YEAR ENDED
                               YEAR ENDED JULY 31,  JULY 31,    SEPTEMBER 30,
                                 1996      1995      1994      1993       1992
                                 ----      ----      ----      ----       ----
Net asset value at
     beginning of period    $    19.06  $  17.63  $  19.76   $  17.49  $  16.28
Net investment income              .33       .26       .19        .19       .36
Net realized and
     unrealized gain (loss)       1.92      3.95      (.17)      2.67      1.26
Distributions from net
     investment income            (.29)     (.27)     (.16)      (.32)     (.41)
Distributions of realized
     capital gains                (.97)    (2.51)    (1.99)      (.27)       -
                            ----------  --------  --------   --------  --------
Net asset value at
     end of period          $    20.05  $  19.06  $  17.63   $  19.76  $  17.49
                            ==========  ========  ========   ========  ========
Total return (%)*                12.44     26.46       .31      16.77     10.17
Net assets at end of
     period (000)           $1,162,262  $922,821  $618,685   $605,457  $432,125
Ratio of expenses to
     average net assets (%)       1.01      1.04      1.04(a)    1.07      1.07
Ratio of net investment
     income to average net
     assets (%)                   1.70      1.63      1.33(a)    1.07      2.27
Portfolio turnover (%)           62.30     69.64    117.80      96.19     39.39
Average commission rate
     paid per share         $     .050
--------------

     * Assumes reinvestment of all dividend income and capital gain distributions during the period.
     (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.



                    FINANCIAL HIGHLIGHTS  CONT.





                                         YEAR ENDED SEPTEMBER 30,
                               1991       1990     1989     1988      1987
                               ----       ----     ----     ----      ----
Net asset value at
     beginning of period    $  13.25  $   14.68 $  11.68  $  19.63  $  15.94
Net investment income            .46        .41      .41       .29       .38
Net realized and
     unrealized gain (loss)     3.03     (1.38)     2.93     (3.99)     5.09
Distributions from net
     investment income          (.46)     (.46)     (.34)     (.37)     (.19)
Distributions of realized
     capital gains                -         -         -      (3.88)    (1.59)
                            --------  --------  --------  --------  --------
Net asset value at
     end of period          $  16.28  $  13.25  $  14.68  $  11.68  $  19.63
                            ========  ========  ========  ========  ========
Total return (%)*              27.12     (6.78)    29.37    (18.28)    37.93
Net assets at end of
     period (000)           $318,846  $223,051  $229,547  $208,129  $272,257
Ratio of expenses to
     average net assets (%)     1.11      1.18      1.19      1.22      1.09
Ratio of net investment
     income to average net
     assets (%)                 3.18      2.95      3.02      2.40      2.14
Portfolio turnover (%)         36.99     55.77     95.28    109.22    124.26




                     PERFORMANCE INFORMATION


Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Company may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specific period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.

               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

     *    Available for sale only to residents of these specific states.
    **   S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.


           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wished to invest in a widely diversified common stock portfolio. The shareholder could include the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, and Income Stock Fund in such a portfolio. This portfolio would include stocks of large and small companies, high-dividend stocks and growth stocks. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVES
The Fund's primary investment objective is long-term growth of capital with secondary objectives of regular income and conservation of principal.
     The Fund's investment objectives cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that these objectives will be achieved.
     The investment policies and techniques used to pursue the Fund's objectives may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies and restrictions is provided in the SAI.

INVESTMENT POLICIES AND
TECHNIQUES
The Manager will pursue these objectives by investing the Fund's assets primarily in common stocks or in securities that are convertible into common stocks. The Manager also may invest in warrants, rights and real estate investment trusts and in nonconvertible debt securities when these securities seem to offer a good prospect for appreciation. The Fund limits its investments in convertible securities, at the time of acquisition, to 5% of the value of its net assets.
     Generally, the Manager invests in stocks that are deemed to be out of favor or undervalued. These investments have at least one of the following characteristics:
(1)  a recent significant market price decline,
(2)  sustained poor performance relative to the market or their industry,
(3)  extremely pessimistic appraisal by most investors, or
(4) a market price that is low relative to earnings, cash flow, assets or book value.

     The Manager does not seek to realize profits for the Fund by anticipating short-term market movements and intends to purchase securities for long-term capital appreciation.
     Up to 30% of the Fund's total assets may be invested in American Depositary Receipts (ADRs) or similar forms of ownership interest in securities of foreign issuers deposited with a depositary, and securities of foreign issuers which are traded on U.S. securities exchanges or in U.S. over-the-counter markets. Securities of foreign issuers may present greater risks than securities of domestic issuers. Such risks include currency exchange rate fluctuations, increased price volatility, different accounting, reporting and disclosure requirements, and political or social instability. These investments may be subject to foreign withholding taxes which may reduce the effective rates of return.
     As a temporary defensive measure, the Manager may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

Liquidity - The Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Commercial paper that is subject to restrictions on transfer, and other securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, may be determined to be liquid in accordance with guidelines established by the Board of Directors.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the 1940 Act) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not invest more than 25% of the value of its total assets in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its corporate instrumentalities.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
     Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.

Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50

How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or CAll 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   to add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Growth Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases
                   can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.



                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
        In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.


Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *    A check payable to the registered shareholder(s) will be
REDEMPTION          mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.

              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

COMPANY RIGHTS
The Company reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Company;
(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;
(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;
(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section Additional Information Regarding Redemption of Shares in the SAI contains information on acceptable guarantors.

                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Short-Term Bond Fund, Tax Exempt Short-Term Fund, or any of the money market funds in the USAA Family of Funds.

                        OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:

 (1) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Automatic Purchase Plan, or Direct Purchase Service investment plans, or
(2)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.

                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.
     For additional information, see VALUATION OF SECURITIES in the SAI.

                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders annually. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any
dividend or distribution.   Although in effect a return of capital, these
distributions are subject to taxes.
        Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
        Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                    MANAGEMENT OF THE COMPANY

The business affairs of the Company are subject to the supervision of the Board of Directors.
      The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $31.5 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.
     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager.
Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Company, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Directors.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees were computed and paid at three-fourths of one percent (.75%) of ANA for the fiscal year ended July 31, 1996. This fee is higher than that charged to most other mutual funds, but is comparable to fees charged to other mutual funds with similar investment objectives and policies.

OPERATING EXPENSES
For the fiscal year ended July 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled 1.01%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGER
The following individual is primarily responsible for managing the Fund.
     David G. Parsons, Assistant Vice President of Equity Investments since March 1995, has managed the Fund since January 1994. Mr. Parsons has 13 years
investment management experience working for IMCO.   Mr. Parsons earned the
Chartered Financial Analyst designation in 1986 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Texas, an MA from Southern Illinois University and a BA from Austin College, Texas.


                      DESCRIPTION OF SHARES

The Company is an open-end management investment company incorporated under the laws of the State of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. Eight such Funds have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Company's charter, the Board of Directors is authorized to create new Funds in addition to those already existing without approval of the shareholders of the Company.
     Under provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual fund, a separate vote of the shareholders of that fund is required.

                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.


       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777




                    USAA GROWTH & INCOME FUND
                  December 1, 1996   PROSPECTUS



USAA GROWTH & INCOME FUND (the Fund) is one of eight no-load mutual funds offered by USAA Mutual Fund, Inc. (the Company). The Fund is managed by USAA Investment Management Company (the Manager).

          WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES?
The Fund's investment objective is capital growth and current income. Investments are primarily in dividend paying common stocks. Page 8.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 10.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 12.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the Fund that you should know before investing.

     SHARES OF THE USAA GROWTH & INCOME FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated December 1, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus.)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        TABLE OF CONTENTS

                                                             PAGE
                           SUMMARY DATA
     Fees and Expenses                                          3
     Financial Highlights                                       4
     Performance Information                                    5

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds                        6
     Using Mutual Funds in an Investment Program                7

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies                          8

                     SHAREHOLDER INFORMATION
     Purchase of Shares                                        10
     Redemption of Shares                                      12
     Conditions of Purchase and Redemption                     13
     Exchanges                                                 14
     Other Services                                            15
     Share Price Calculation                                   16
     Dividends, Distributions and Taxes                        16
     Management of the Company                                 18
     Description of Shares                                     19
     Service Providers                                         19
     Telephone Assistance Numbers                              19




                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended July 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                            None
Sales Load Imposed on Reinvested Dividends                 None
Deferred Sales Load                                        None
Redemption Fee*                                            None
Exchange Fee                                               None



Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
-------------------------------------------------------------------------------
Management Fees                                            .60%
12b-1 Fees                                                 None
Other Expenses
     Transfer Agent Fees**                             .24%
     Custodian Fees                                    .03%
     All Other Expenses                                .08%
                                                       ---
Total Other Expenses                                       .35%
                                                           ---
Total Fund Operating Expenses                              .95%
                                                          ====
-------------------------------------------------------------------------------

  * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 18.





Example of Effect of Fund Expenses
-------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1   year   -  $  10
      3   years  -  $  30
      5   years  -  $  53
     10   years  -  $ 117

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the four-year period ended July 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended July 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

                                                       TEN-MONTH    FOUR-MONTH
                                                      PERIOD ENDED PERIOD ENDED
                                  YEAR ENDED JULY 31,    JULY 31, SEPTEMBER 30,
                                   1996        1995       1994        1993*
                                   ----        ----       ----        -----
Net asset value at
     beginning of period       $  12.07     $  10.36    $   10.23     $ 10.00
Net investment income               .24(b)       .24(b)       .17(b)      .03
Net realized and
     unrealized gain               1.51         1.81          .16         .20
Distributions from net
     investment income             (.23)        (.23)        (.18)         -
Distributions of realized
     capital gains                 (.13)        (.11)        (.02)         -
                               --------     --------    ---------     -------
Net asset value at
     end of period             $  13.46     $  12.07    $   10.36     $ 10.23
                               ========     ========    =========     =======
Total return (%)**                14.68        20.30         3.28        2.30
Net assets at end of
     period (000)              $371,801     $208,490     $134,622     $69,606
Ratio of expenses to
     average net assets (%)         .95         1.01         1.12(a)     1.63(a)
Ratio of net investment
     income to average net
     assets (%)                    1.84         2.21         1.95(a)     1.87(a)
Portfolio turnover (%)            16.13        19.45        13.90       10.68
Average commission rate
    paid per share             $   .050
--------------

     *    Fund commenced operations June 1, 1993.
     ** Assumes reinvestment of all dividend income and capital gain distributions during the period.
     (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
     (b)  Calculated using weighted average shares.


                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Company may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specific period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

     *    Available for sale only to residents of these specific states.
    **   S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.


           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wished to invest in a widely diversified common stock portfolio. The shareholder could include the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, and Income Stock Fund in such a portfolio. This portfolio would include stocks of large and small companies, high-dividend stocks and growth stocks. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is capital growth and current income.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies and restrictions is provided in the SAI.

INVESTMENT POLICIES AND
TECHNIQUES
The Manager will pursue this objective by investing at least 65% of the Fund's assets in dividend paying common stocks or in securities convertible into common stocks or securities which carry the right to buy common stocks and real estate investment trusts (REITs). The Fund will limit its investments in convertible securities, at the time of acquisition, to 5% of the value of its net assets. The Manager may also invest in nonconvertible debt securities and nonconvertible preferred stock. The Fund's investments in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. In addition, REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification.
     Up to 30% of the Fund's total assets may be invested in American Depositary Receipts (ADRs) or similar forms of ownership interest in securities of foreign issuers deposited with a depositary, and securities of foreign issuers which are traded on U.S. securities exchanges or in U.S. over-the-counter markets. Securities of foreign issuers may present greater risks than securities of domestic issuers. Such risks include currency exchange rate fluctuations, increased price volatility, different accounting, reporting and disclosure requirements, and political or social instability. These investments may be subject to foreign withholding taxes which may reduce the effective rates of return.
     As a temporary defensive measure, the Manager may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.
        The nonconvertible debt securities and the nonconvertible preferred stock must be investment grade at the time of purchase. Investment grade securities are those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, those rated at least Baa by Moody's Investors Service (Moody's), BBB by Standard & Poor's Ratings Group (S&P), BBB by Fitch Investors Service (Fitch), or BBB by Duff and Phelps (D&P), or those judged to be of equivalent quality by the Manager if not rated. Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities. If the rating of a security is downgraded below investment grade, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Directors, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of debt ratings, see APPENDIX A to the SAI.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

Liquidity - The Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Commercial paper that is subject to restrictions on transfer, and other securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, may be determined to be liquid in accordance with guidelines established by the Board of Directors.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the 1940 Act) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not invest more than 25% of the value of its total assets in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its corporate instrumentalities.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
     Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.

Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50


How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or call 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Growth & Income Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.



                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
        In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *    Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.


Methods of Payment:
------------------
BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

COMPANY RIGHTS
The Company reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Company;
(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;
(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;
(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section Additional Information Regarding Redemption of Shares in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Short-Term Bond Fund, Tax Exempt Short-Term Fund, or any of the money market funds in the USAA Family of Funds.


                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
 (1) a reinvested dividend, or
 (2) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans, or
(3)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reportsto households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders quarterly. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly
before any dividend or distribution.   Although in effect a return of capital,
these distributions are subject to taxes.
     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                    MANAGEMENT OF THE COMPANY

The business affairs of the Company are subject to the supervision of the Board of Directors.
    The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $31.5 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.
     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager.
Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Company, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Directors.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees were computed and paid at three-fifths of one percent (.60%) of ANA for the fiscal year ended July 31, 1996.

OPERATING EXPENSES
For the fiscal year ended July 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled .95%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGER
The following individual is primarily responsible for managing the Fund.
     R. David Ullom, Assistant Vice President of Equity Investments since September 1994, has managed the Fund since its inception in June 1993. Mr. Ullom has 21 years investment management experience and has worked for IMCO for ten years. Mr. Ullom earned the Chartered Financial Analyst designation in 1980 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from Washington University, Missouri and a BS from Oklahoma State University.



                      DESCRIPTION OF SHARES

The Company is an open-end management investment company incorporated under the laws of the State of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. Eight such Funds have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Company's charter, the Board of Directors is authorized to create new Funds in addition to those already existing without approval of the shareholders of the Company.
     Under provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual fund, a separate vote of the shareholders of that fund is required.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.


   TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

 RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777


               [THIS PAGE LEFT BLANK INTENTIONALLY]



                      USAA INCOME STOCK FUND
                  December 1, 1996   PROSPECTUS



USAA INCOME STOCK FUND (the Fund) is one of eight no-load mutual funds offered by USAA Mutual Fund, Inc. (the Company). The Fund is managed by USAA Investment Management Company (the Manager).

          WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES?
The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation. Investments are primarily in common stocks of well-established, large companies with above-average dividend yields. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 11.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 13.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the Fund that you should know before investing.

  SHARES OF THE USAA INCOME STOCK FUND ARE NOT DEPOSITS OR OTHER
OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated December 1, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus.)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        TABLE OF CONTENTS

                                                              PAGE
                           SUMMARY DATA
     Fees and Expenses                                           3
     Financial Highlights                                        4
     Performance Information                                     6

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds                         7
     Using Mutual Funds in an Investment Program                 8

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies                           9

                     SHAREHOLDER INFORMATION
     Purchase of Shares                                         11
     Redemption of Shares                                       13
     Conditions of Purchase and Redemption                      14
     Exchanges                                                  15
     Other Services                                             16
     Share Price Calculation                                    17
     Dividends, Distributions and Taxes                         18
     Management of the Company                                  19
     Description of Shares                                      20
     Service Providers                                          20
     Telephone Assistance Numbers                               20




                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended July 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                            None
Sales Load Imposed on Reinvested Dividends                 None
Deferred Sales Load                                        None
Redemption Fee*                                            None
Exchange Fee                                               None


Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
-------------------------------------------------------------------------------
Management Fees                                            .50%
12b-1 Fees                                                 None
Other Expenses
     Transfer Agent Fees**                             .17%
     Custodian Fees                                    .01%
     All Other Expenses                                .04%
                                                      ----
Total Other Expenses                                       .22%
                                                          ----
Total Fund Operating Expenses                              .72%
                                                          ====
----------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 18.



Example of Effect of Fund Expenses
-------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1   year      -    $ 7
      3   years     -    $23
      5   years     -    $40
     10   years     -    $89


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the ten-year period ended July 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended July 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

                                                       TEN-MONTH
                                                      PERIOD ENDED
                                 YEAR ENDED JULY 31,    JULY 31,   YEAR ENDED SEPTEMBER 30,
                                 1996          1995       1994          1993     1992
                                 ----          ----       ----          ----     ----
Net asset value at
     beginning of period     $    14.96   $    13.50   $    14.95   $    13.42  $ 12.63
Net investment income               .77          .74          .60          .71      .71
Net realized and
     unrealized gain (loss)        1.16         1.69        (1.12)        1.62      .78
Distributions from net
     investment income             (.77)        (.75)        (.74)        (.71)    (.70)
Distributions of realized
     capital gains                 (.27)        (.22)        (.19)        (.09)     -
                             ----------   ----------   ----------   ----------  --------
Net asset value at
     end of period           $    15.85   $    14.96   $    13.50   $    14.95  $  13.42
                             ==========   ==========   ==========   ==========  ========
Total return (%)**                13.21        18.83        (3.53)       18.05     12.14
Net assets at end of
     period (000)            $1,710,769   $1,408,371   $1,190,024   $1,043,686  $480,733
Ratio of expenses to
     average net assets (%)         .72          .75          .73(a)       .70       .74
Ratio of net investment
     income to average net
     assets (%)                    4.84         5.34         5.25(a)      5.43      5.99
Portfolio turnover (%)            32.38        34.94        24.82        26.98     15.79
Average commission rate
    paid per share           $     .050
----------------

     *    Fund commenced operations May 4, 1987.
     ** Assumes reinvestment of all dividend income and capital gain distributions during the period.
     (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.


                    FINANCIAL HIGHLIGHTS  CONT.







                                        YEAR ENDED SEPTEMBER 30,
                                1991    1990      1989     1988     1987*
                                ----    ----      ----     ----     -----
Net asset value at
     beginning of period    $   10.27  $ 12.32  $ 10.26  $  10.74 $ 10.00
Net investment income             .69      .61      .54      .45      .21
Net realized and
     unrealized gain (loss)      2.34    (1.47)    2.01     (.49)     .56
Distributions from net
     investment income           (.67)    (.61)    (.49)    (.42)    (.03)
Distributions of realized
     capital gains                 -      (.58)     -       (.02)     -
                            ---------  -------- -------  -------  -------
Net asset value at
     end of period          $   12.63  $ 10.27  $ 12.32  $ 10.26  $ 10.74
                            =========  =======  =======  =======  =======
Total return (%)**              30.45    (7.73)   25.66     (.10)    7.71
Net assets at end of
     period (000)            $179,339  $80,853  $55,296  $31,241  $21,652
Ratio of expenses to
     average net assets (%)       .83     1.00     1.00     1.00     1.00(a)
Ratio of net investment
     income to average net
     assets (%)                  6.30     5.75     5.10     4.72     5.22(a)
Portfolio turnover (%)          26.65    49.16    72.30    27.56     7.22





                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Company may quote the Fund's total return in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specific period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     Further information concerning the Fund's total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

      *    Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.



           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wished to invest in a widely diversified common stock portfolio. The shareholder could include the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, and Income Stock Fund in such a portfolio. This portfolio would include stocks of large and small companies, high-dividend stocks and growth stocks. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies and restrictions is provided in the SAI.

INVESTMENT POLICIES AND
TECHNIQUES
The Manager will pursue this objective by investing at least 65% of the Fund's assets in common stocks of well-established, large companies with above-average dividend yields. Investments may include preferred stocks, securities convertible into common stocks or securities which carry the right to buy common stocks and real estate investment trusts (REITs). The Fund's investments in REITs may subject the Fund to many of the same risks associated with the direct ownership of real estate. In addition, REITs are dependent upon the capabilities of the REIT manager(s) and have limited diversification.
     Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock. The Fund may invest up to 35% of its net assets in convertible preferred stocks and up to 5% of its net assets in convertible debt securities, measured at the time a security is purchased.
     The convertible securities in which the Fund will invest may be rated below investment grade as determined by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Ratings Group (S&P), or unrated but judged by the Manager to be of comparable quality. For a more complete description of debt ratings, see APPENDIX A to the SAI. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties which could affect their ability to make timely interest and principal payments. The Fund's ability to timely and accurately value and dispose of lower quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.
     The Fund is structured to provide a portfolio with a yield above the average of the S&P 500 Index and is expected to produce a growing stream of income over time.
     The Manager may write covered call options with respect to not more than 5% of the Fund's total assets. As a temporary defensive measure, the Manager may invest up to 100% of Fund assets in high quality short-term debt instruments, including repurchase agreements.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

Liquidity - The Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Commercial paper that is subject to restrictions on transfer, and other securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, may be determined to be liquid in accordance with guidelines established by the Board of Directors.


INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the 1940 Act) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not invest more than 25% of the value of its total assets in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its corporate instrumentalities.



                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
     Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.

Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):    $3,000 or minimum $100 with a minimum $50
                               monthly electronic investment

Additional Purchases:          $50

Initial Purchase - IRA:        $250 or minimum $100 with a minimum $50 monthly
                               electronic investment

Additional Purchases:          $50

How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or call 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Income Stock Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *    If you have an existing USAA account and would like to open
1-800-531-8448      a new account or if you would like to exchange to another
                    USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *    To add to an account, intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell
                    Service.  Call for instructions.



                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.


Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION          mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

COMPANY RIGHTS
The Company reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Company;
(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;
(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;
(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section Additional Information Regarding Redemption of Shares in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Short-Term Bond Fund, Tax Exempt Short-Term Fund, or any of the money market funds in the USAA Family of Funds.

                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
 (1) a reinvested dividend, or
 (2) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans, or
(3)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.

                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income will be distributed to shareholders quarterly. Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly
before any dividend or distribution.   Although in effect a return of capital,
these distributions are subject to taxes.
     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually. MANAGEMENT OF THE COMPANY

The business affairs of the Company are subject to the supervision of the Board of Directors.
     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $31.5 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.
     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager.
Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Company, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Directors.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees were computed and paid at one-half of one percent (.50%) of ANA for the fiscal year ended July 31, 1996.

OPERATING EXPENSES
For the fiscal year ended July 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled .72%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGER
The following individual is primarily responsible for managing the Fund.
     Harry W. Miller, Senior Vice President of Equity Investments since October 1987, has managed the Fund since January 1989. Mr. Miller has 39 years of experience in investment management and has worked for IMCO for 22 years. Mr. Miller earned the Chartered Financial Analyst designation in 1968 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA from the University of Southern California and a BS from Rider University, New Jersey.


                      DESCRIPTION OF SHARES

The Company is an open-end management investment company incorporated under the laws of the State of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. Eight such Funds have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Company's charter, the Board of Directors is authorized to create new Funds in addition to those already existing without approval of the shareholders of the Company.
     Under provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual fund, a separate vote of the shareholders of that fund is required.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.



       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777




                          USAA INCOME FUND
                   December 1, 1996   PROSPECTUS



USAA INCOME FUND (the Fund) is one of eight no-load mutual funds offered by USAA Mutual Fund, Inc. (the Company). The Fund is managed by USAA Investment Management Company (the Manager).

          WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES?
The Fund's investment objective is maximum current income without undue risk to principal. Investments are primarily in income producing securities. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 13.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 15.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the Fund that you should know before investing.

     SHARES OF THE USAA INCOME FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated December 1, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus.)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        TABLE OF CONTENTS

                                                            PAGE
                           SUMMARY DATA
     Fees and Expenses                                         3
     Financial Highlights                                      4
     Performance Information                                   6

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds                       7
     Using Mutual Funds in an Investment Program               8

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies                         9

                     SHAREHOLDER INFORMATION
     Purchase of Shares                                      13
     Redemption of Shares                                    15
     Conditions of Purchase and Redemption                   16
     Exchanges                                               17
     Other Services                                          18
     Share Price Calculation                                 19
     Dividends, Distributions and Taxes                      19
     Management of the Company                               21
     Description of Shares                                   22
     Service Providers                                       22
     Telephone Assistance Numbers                            22




                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended July 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                            None
Sales Load Imposed on Reinvested Dividends                 None
Deferred Sales Load                                        None
Redemption Fee*                                            None
Exchange Fee                                               None



Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
-------------------------------------------------------------------------------
Management Fees                                            .24%
12b-1 Fees                                                 None
Other Expenses
     Transfer Agent Fees**                             .12%
     Custodian Fees                                    .02%
     All Other Expenses                                .02%
                                                       ---
Total Other Expenses                                       .16%
                                                           ---
Total Fund Operating Expenses                              .40%
                                                           ===

-------------------------------------------------------------------------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 18.





Example of Effect of Fund Expenses
-------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1   year    -  $  4
      3   years   -  $ 13
      5   years   -  $ 22
     10   years   -  $ 51

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the ten-year period ended July 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended July 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

                                                     TEN-MONTH
                                                    PERIOD ENDED
                             YEAR ENDED JULY 31,      JULY 31,   YEAR ENDED SEPTEMBER 30,
                              1996         1995        1994        1993          1992
                              ----         ----        ----        ----          ----
Net asset value at
  beginning of period     $   12.11    $    11.67   $    13.28   $    12.76   $    12.11
Net investment income           .83           .84          .72          .90          .95
Net realized and
  unrealized gain (loss)       (.13)          .45        (1.30)         .52          .64
Distributions from net
  investment income            (.84)         (.85)        (.78)        (.90)        (.93)
Distributions of realized
  capital gains                  -            -           (.25)         -           (.01)
                          ----------   ----------   ----------   ----------   ----------
Net asset value at
  end of period           $    11.97   $    12.11   $    11.67   $    13.28   $    12.76
                          ==========   ==========   ==========   ==========   ==========
Total return (%)*               5.78        11.64        (4.52)       11.58        13.72
Net assets at end of
  period (000)            $1,737,306   $1,755,171   $1,718,934   $1,932,064   $1,359,721
Ratio of expenses to
  average net assets (%)         .40          .41          .41(a)       .41          .42
Ratio of net investment
  income to average net
  assets (%)                    6.64         7.27         6.98(a)      7.00         7.78
Portfolio turnover (%)         81.26(b)     30.86(b)     25.36(b)     44.82        21.78
Average commission rate
  paid per share          $     .047
----------------------

   * Assumes reinvestment of all dividend income and capital gain distributions during the period.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) The Fund may simultaneously purchase and sell the same securities. These transactions can be high in volume and are dissimilar to other trade activity within the Fund. If these transactions were excluded from the calculation, the portfolio turnover rate would be as follows:

                                                                    TEN-MONTH
                                               YEAR ENDED JULY 31, PERIOD ENDED
                                                  1996      1995  JULY 31, 1994
                                                  ----      ----  -------------
Portfolio turnover (%)                             44.69    9.09       16.79
Purchases and sales of this type are as follows:
     Purchases (000)                             $648,396  $360,943  $155,322
     Sales (000)                                 $649,193  $361,366  $155,497



                    FINANCIAL HIGHLIGHTS  CONT.




                                         YEAR ENDED SEPTEMBER 30,
                             1991        1990       1989      1988      1987
                             ----        ----       ----      ----      ----
Net asset value at
  beginning of period     $  11.03   $   11.50  $   11.20  $  10.89   $  12.08
Net investment income          .98        1.03       1.05      1.06       1.07
Net realized and
  unrealized gain (loss)      1.09       (.44)        .30       .57       (.96)
Distributions from net
  investment income           (.99)     (1.03)      (1.05)    (1.06)     (1.24)
Distributions of realized
  capital gains                -         (.03)        -        (.26)      (.06)
                          --------   --------   ---------  --------   --------
Net asset value at
   end of period          $  12.11   $  11.03   $   11.50  $  11.20   $  10.89
                          ========   ========   =========  ========   ========
Total return (%)*            19.64       5.28      12.78      15.87        .56
Net assets at end of
  period (000)            $827,505   $434,705   $332,140   $284,639   $249,901
Ratio of expenses to
  average net assets (%)       .47        .53        .57        .61        .61
Ratio of net investment
  income to average net
  assets (%)                  8.61       9.19       9.36       9.57       9.13
Portfolio turnover (%)       15.45      12.07      13.79      10.66      35.90



                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Company may quote the Fund's total return or yield in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return and yield results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specific period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     The Fund may advertise performance in terms of a 30-day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized.
     Further information concerning the Fund's yield and total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

      *   Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.


           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wished to invest in a widely diversified common stock portfolio. The shareholder could include the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, and Income Stock Fund in such a portfolio. This portfolio would include stocks of large and small companies, high-dividend stocks and growth stocks. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The investment objective is maximum current income without undue risk to principal.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies and restrictions is provided in the SAI.

INVESTMENT POLICIES AND
TECHNIQUES
The Manager will pursue this objective by investing the Fund's assets primarily in U.S. dollar-denominated securities selected for their high yields relative to the risk involved. Consistent with this policy, in periods of rising interest rates, a greater portion of the portfolio may be invested in securities the value of which is believed to be less sensitive to interest rate changes.
     The Fund's portfolio may consist of:
 (1) Obligations of the U.S. Government, its agencies and instrumentalities;
 (2) Mortgage-backed securities;
 (3) Corporate debt securities such as notes, bonds, and commercial paper;
 (4) U.S. bank obligations, including certificates of deposit and banker's acceptances;
 (5) Obligations of state and local governments and their agencies and instrumentalities;
 (6) Asset-backed securities;
 (7) Master demand notes;
 (8) Dollar-denominated instruments issued outside the U.S. capital markets by foreign corporations and financial Institutions and by foreign branches of U.S. corporations and financial Institutions (Eurodollar obligations);
 (9) Dollar-denominated instruments issued by foreign issuers in the U.S. capital markets (Yankee obligations);
(10) Other debt securities;
(11) Convertible securities;
(12) Common stocks;
(13) Preferred stocks.

     As a temporary measure, the Manager may invest up to 100% of the Fund's assets in high quality, short-term debt instruments.
     The debt securities in the Fund must be investment grade at the time of purchase. Investment grade securities are those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, those rated at least Baa by Moody's Investors Service (Moody's), BBB by Standard & Poor's Ratings Group (S&P), BBB by Fitch Investors Service (Fitch), or BBB by Duff and Phelps (D&P), or those judged to be of equivalent quality by the Manager if not rated. Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.
If the rating of a security is downgraded below investment grade, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Directors, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets.
For a more complete description of debt ratings, see APPENDIX A to the SAI.

Mortgage-Backed and Asset-Backed Securities - The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie
Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.
     Mortgage-backed securities also include collateralized mortgage obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.
     Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.
     The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Master Demand Notes - The Fund may invest in variable rate master demand notes (master demand notes). Master demand notes are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower.
These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, where master demand notes are not secured by bank letters of credit or other credit support arrangements, the Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund will continuously monitor the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. Master demand notes, as such, are not typically rated by credit rating agencies. The Fund will invest in master demand notes only if the Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Eurodollar and Yankee Obligations - The Fund may invest in Eurodollar and Yankee obligations. While investments in Eurodollar and Yankee obligations are intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to credit and market risk. Sovereign risk includes local, political or economic developments, potential nationalization, and withholding taxes on dividend or interest payments. Issuers of Eurodollar and Yankee obligations may be subject to different or less stringent accounting and reporting requirements than similar U.S. issuers, thereby rendering investment analysis more difficult. The Fund may incur difficulties in obtaining judgments or effecting collections thereon. Also, securities of foreign companies may be less liquid or more volatile than securities of U.S. companies.
     In addition, the Fund may invest in Eurodollar and Yankee obligations of investment-grade emerging market countries. An emerging market country can be considered to be a country which is in the initial stages of its industrial
cycle.   Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. In the past, markets of emerging market countries have been more volatile than the markets of developed countries.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Put Bonds - The Fund may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

When-Issued Securities - The Fund may invest in new issues of securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Liquidity - The Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Commercial paper and certain put bonds that are subject to restrictions on transfer, and other securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, may be determined to be liquid in accordance with guidelines established by the Board of Directors.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the 1940 Act) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not invest more than 25% of the value of its total assets in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its corporate instrumentalities.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
     Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.

Purchase of Shares

Minimum Investments
-------------------
Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50

How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or call 1-800-531-8448
TRANSFER           to add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Income Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.


                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION          mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

COMPANY RIGHTS
The Company reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Company;
(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;
(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors);
     provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;
(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section Additional Information Regarding Redemption of Shares in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Short-Term Bond Fund, Tax Exempt Short-Term Fund, or any of the money market funds in the USAA Family of Funds.

                         OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
 (1) a reinvested dividend, or
 (2) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans, or
(3)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.

                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
The Fund distributes net investment income to shareholders monthly based on its projection of its annual net investment income. Therefore, the amount of each monthly distribution may differ from actual net investment income. The purpose of this distribution procedure is to attempt to provide as level a monthly distribution payment as possible. If the total distributions in a year exceed the Fund's current year net investment income, a portion of the distributions received by shareholders of the Fund could be a return of capital for federal income tax purposes and thereby reduce the shareholder's cost basis in shares of the Fund. If distributions are received in additional shares rather than cash, the capital returned would be automatically reinvested, and the shareholder's total cost basis in the Fund would remain the same.
     Net capital gains, if any, generally will be distributed at least annually. The Fund intends to make such additional distributions as may be necessary to avoid the imposition of any federal income or excise tax.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any income dividend or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly
before any dividend or distribution.   Although in effect a return of capital,
these distributions are subject to taxes.
     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends received deduction available to corporations.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.


                    MANAGEMENT OF THE COMPANY

The business affairs of the Company are subject to the supervision of the Board of Directors.
     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $31.5 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.
     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager.
Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Company, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Directors.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees were computed and paid at twenty-four one hundredths of one percent (.24%) of ANA for the fiscal year ended July 31, 1996.

OPERATING EXPENSES
For the fiscal year ended July 31, 1996, the total operating expenses for the Fund as a percentage of the Fund's ANA equaled .40%.

PORTFOLIO TRANSACTIONS
Purchases and sales of equity securities for the Fund's portfolio may be accomplished through USAA Brokerage Services, a discount brokerage service of the Manager. The Board of Directors has adopted procedures to ensure that any commissions paid to USAA Brokerage Services are reasonable and fair.

PORTFOLIO MANAGER
The following individual is primarily responsible for managing the Fund.
     John W. Saunders, Jr., Senior Vice President of Fixed Income Investments since October 1985, has managed the Fund since October 1985. Mr. Saunders has 27 years investment management experience and has worked for IMCO for 26 years. Mr. Saunders earned the Chartered Financial Analyst designation in 1976 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds a BS from Portland State University, Oregon.

                      DESCRIPTION OF SHARES

The Company is an open-end management investment company incorporated under the laws of the State of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. Eight such Funds have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Company's charter, the Board of Directors is authorized to create new Funds in addition to those already existing without approval of the shareholders of the Company.
     Under provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual fund, a separate vote of the shareholders of that fund is required.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.


       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777




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                    USAA SHORT-TERM BOND FUND
                  December 1, 1996   PROSPECTUS


USAA SHORT-TERM BOND FUND (the Fund) is one of eight no-load mutual funds offered by USAA Mutual Fund, Inc. (the Company). The Fund is managed by USAA Investment Management Company (the Manager).

          WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES?
The Fund's investment objective is high current income consistent with preservation of principal. Investments are in a broad range of investment grade debt securities. The Manager will maintain a dollar-weighted average portfolio maturity of 3 years or less. Page 8.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 12.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 14.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the Fund that you should know before investing.

     SHARES OF THE USAA SHORT-TERM BOND FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated December 1, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus.)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        TABLE OF CONTENTS

                                                         PAGE
                           SUMMARY DATA
     Fees and Expenses                                      3
     Financial Highlights                                   4
     Performance Information                                5

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds                    6
     Using Mutual Funds in an Investment Program            7

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies                      8

                     SHAREHOLDER INFORMATION
     Purchase of Shares                                    12
     Redemption of Shares                                  14
     Conditions of Purchase and Redemption                 16
     Exchanges                                             17
     Other Services                                        17
     Share Price Calculation                               18
     Dividends, Distributions and Taxes                    19
     Description of Shares                                 20
     Management of the Company                             21
     Service Providers                                     21
     Telephone Assistance Numbers                          21




                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended July 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
-------------------------------------------------------------------------------
Sales Load Imposed on Purchases                            None
Sales Load Imposed on Reinvested Dividends                 None
Deferred Sales Load                                        None
Redemption Fee*                                            None
Exchange Fee                                               None

Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
-------------------------------------------------------------------------------
Management Fees, net of reimbursements                     .08%
12b-1 Fees                                                 None
Other Expenses
     Transfer Agent Fees**                             .22%
     Custodian Fees                                    .06%
     All Other Expenses                                .14%
                                                       ---
Total Other Expenses                                       .42%
                                                           ---
Total Fund Operating Expenses, net of reimbursements       .50%
                                                           ===
 -------------------------------------------------------------------------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 18.

     During the year, the Manager voluntarily limited the annual expenses of the Fund to .50% of its ANA and reimbursed the Fund for all expenses in excess of this limitation. The Management Fees and Total Fund Operating Expenses reflect all such expense reimbursements by the Manager. Absent such reimbursements, the amount of the Management Fees and Total Fund Operating Expenses as a percentage of ANA would have been .24% and .66%, respectively. The Manager has voluntarily agreed to continue to limit the Fund's annual expenses until December 1, 1997, to .50% of its ANA and will reimburse the Fund for all expenses in excess of such limitation.


Example of Effect of Fund Expenses
-------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1   year   -  $  5
      3   years  -  $ 16
      5   years  -  $ 28
     10   years  -  $ 63

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the four-year period ended July 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended July 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

                                                TEN-MONTH     FOUR-MONTH
                                               PERIOD ENDED  PERIOD ENDED
                           YEAR ENDED JULY 31,   JULY 31,    SEPTEMBER 30,
                            1996       1995       1994          1993*
                            ----       ----       ----          -----
Net asset value at
  beginning of period    $    9.87   $   9.74   $  10.08       $ 10.00
Net investment income          .62        .61        .37           .14
Net realized and
  unrealized gain (loss)      (.08)       .13       (.33)          .08
Distributions from net
  investment income           (.62)      (.61)      (.37)         (.14)
Distributions of realized
  capital gains                 -         -         (.01)          -
                          --------   --------   --------       -------
Net asset value at
   end of period          $   9.79   $   9.87   $   9.74       $ 10.08
                          ========   ========   ========       =======
Total return (%)**            5.62       7.90        .39          2.19
Net assets at end of
  period (000)            $101,032    $76,190    $48,228       $25,679
Ratio of expenses to
  average net assets (%)       .50(c)     .50(c)     .50(a)(c)     .50(a)(c)
Ratio of net investment
  income to average net
  assets (%)                  6.29(c)    6.34(c)    4.51(a)(c)    4.21(a)(c)
Portfolio turnover (%)       66.81(b)  103.02     142.08         32.49
---------------------
   * Fund commenced operations June 1, 1993.
  ** Assumes reinvestment of all dividend income and capital gain distributions during the period.
 (a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
 (b) Effective for 1996, portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.
 (c) The information contained in this table is based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements the Fund's ratios would have been:

                                                     TEN-MONTH     FOUR-MONTH
                                                   PERIOD ENDED   PERIOD ENDED
                               YEAR ENDED JULY 31,   JULY 31,     SEPTEMBER 30,
                                  1996   1995         1994           1993*
                                  ----   ----         ----           -----
Ratio of expenses to average
  net assets (%)                  .66    .74          .87(a)         1.57(a)
Ratio of net investment income
 to average net assets (%)       6.13   6.10         4.14(a)         3.14(a)


                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Company may quote the Fund's total return or yield in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return and yield results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specific period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.
     The Fund may advertise performance in terms of a 30-day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized.
     Further information concerning the Fund's yield and total return is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                           GNMA Trust
                   Treasury Money Market Trust

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

      *    Available for sale only to residents of these specific states.
     ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.


           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wished to invest in a widely diversified common stock portfolio. The shareholder could include the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, and Income Stock Fund in such a portfolio. This portfolio would include stocks of large and small companies, high-dividend stocks and growth stocks. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is high current income consistent with preservation of principal.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies and restrictions is provided in the SAI.

INVESTMENT POLICIES AND
TECHNIQUES
The Manager will pursue this objective by investing the Fund's assets primarily in U.S. dollar-denominated investment grade debt securities. The Manager will maintain a dollar-weighted average portfolio maturity of 3 years or less.
     The Fund's portfolio may consist of:
 (1) Obligations of the U.S. Government, its agencies and instrumentalities, and repurchase agreements collateralized by such obligations;
 (2) Mortgage-backed securities;
 (3) Corporate debt securities such as notes, bonds, and commercial paper;
 (4) U.S. bank or foreign bank obligations, including certificates of deposit and banker's acceptances;
 (5) Obligations of state and local governments and their agencies and instrumentalities;
 (6) Asset-backed securities;
 (7) Master demand notes;
 (8) Dollar-denominated instruments issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations);
 (9) Dollar-denominated instruments issued by foreign issuers in the U.S. capital markets (Yankee obligations);
(10) Other debt securities.

     The debt securities in the Fund must be investment grade at the time of purchase. Investment grade securities are those issued or guaranteed by the U.S. Government, its agencies and instrumentalities, those rated at least Baa, P-3, or MIG 4/VMIG 4 by Moody's Investors Service (Moody's), BBB, A-3, or SP-2 by Standard & Poor's Ratings Group (S&P), BBB or F-3 by Fitch Investors Service (Fitch), or BBB or Duff 3 by Duff and Phelps (D&P); or those judged to be of equivalent quality by the Manager if not rated.
     Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.
If the rating of a security is downgraded below investment grade, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Directors, if downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets.
For a more complete description of debt ratings, see APPENDIX A to the SAI.
     In an effort to control fluctuations in market value, the Manager will maintain a dollar-weighted average portfolio maturity of the Fund of 3 years or less. The Fund may hold individual securities with remaining maturities longer than 3 years as long as the portfolio dollar-weighted average maturity is 3 years or less. There is no minimum weighted average maturity limitation. In determining a security's maturity for purposes of calculating the Fund's average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the weighted average maturity of the Fund's portfolio, see INVESTMENT POLICIES in the SAI.

Mortgage-Backed and Asset-Backed Securities - The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities include, but are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie
Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.
     Mortgage-backed securities also include collateralized mortgage obligations (CMOs). CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are divided into pieces (tranches) with varying maturities. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments. Failure to accurately predict prepayments can adversely affect the Fund's return on these investments. CMOs may also be less marketable than other securities.
     Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.
     In determining the dollar-weighted average portfolio maturity of the Fund, the maturities of mortgage-backed securities and asset-backed securities are determined on a "weighted average life" basis. The weighted average life of such securities is likely to be substantially shorter than their stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments.

Master Demand Notes - The Fund may invest in variable rate master demand notes (master demand notes). Master demand notes are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower.
These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, where master demand notes are not secured by bank letters of credit or other credit support arrangements, the Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund will continuously monitor the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. Master demand notes, as such, are not typically rated by credit rating agencies. The Fund will invest in master demand notes only if the Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Eurodollar and Yankee Obligations - The Fund may invest in Eurodollar and Yankee obligations. While investments in Eurodollar and Yankee obligations are intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to credit and market risk. Sovereign risk includes local, political or economic developments, potential nationalization, and withholding taxes on dividend or interest payments. Issuers of Eurodollar and Yankee obligations may be subject to different or less stringent accounting and reporting requirements than similar U.S. issuers, thereby rendering investment analysis more difficult. The Fund may incur difficulties in obtaining judgments or effecting collections thereon. Also, securities of foreign companies may be less liquid or more volatile than securities of U.S. companies.
     In addition, the Fund may invest in Eurodollar and Yankee obligations of investment-grade emerging market countries. An emerging market country can be considered to be a country which is in the initial stages of its industrial cycle. Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. In the past, markets of emerging market countries have been more volatile than the markets of developed countries.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Put Bonds - The Fund may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

When-Issued Securities - The Fund may invest in new issues of securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Liquidity - The Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Commercial paper and certain put bonds that are subject to restrictions on transfer, and other securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, may be determined to be liquid in accordance with guidelines established by the Board of Directors.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) The Fund may not, with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the 1940 Act) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

(3) The Fund may not invest more than 25% of the value of its total assets in any one industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its corporate instrumentalities.


                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
     Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.

Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50


How to Purchase:
---------------

MAIL           *   To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To add to your account, send your check and the "Invest by
                   Mail" stub that accompanies your fund's transaction
                   confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                         USAA Investment Management Company
                         USAA Federal Savings Bank
                         10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or call 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Short-Term Bond Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases can be deducted from your bank account through our Buy/Sell
                   Service.  Call for instructions.


                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company (SSB) and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *    A check payable to the registered shareholder(s) will be
REDEMPTION          mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.

CHECKWRITING   *   Checks can be issued for your Short-Term Bond Fund
                   account.

     To establish your checkwriting privilege (CWP), complete the signature card which accompanies the application form or Shareholder Services Guide, or request and complete the signature card separately. A one-time $5 checkwriting fee is charged to each account by the Transfer Agent for the establishment of the privilege. There is no charge for the use of checks nor for subsequent reorders. This privilege is subject to SSB's rules and regulations governing checking accounts. Checks must be written for an amount of at least $250. Checks written for less than $250 will be returned. Checkwriting may not be used to close an account because the value of the account changes daily as dividends are accrued.
      When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. Checks will be returned if there are insufficient shares to cover the amount of the check. Presently, there is a $15 processing fee assessed against an account for any redemption check not honored by a clearing or paying agent. A check paid during the month will be returned to the shareholder by separate mail. Checkwriting fees are subject to change at any time. The Company, the Transfer Agent and SSB each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders. See the SAI for further information.
     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. A $10 charge will be made for each stop payment requested by a shareholder.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Fund, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include:
(1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

COMPANY RIGHTS
The Company reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Company;
(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;
(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;
(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section Additional Information Regarding Redemption of Shares in the SAI contains information on acceptable guarantors.


                                EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Short-Term Bond Fund, Tax Exempt Short-Term Fund, or any of the money market funds in the USAA Family of Funds.

                            OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7)accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation after each transaction in your account except:
 (1) a reinvested dividend, or
 (2) a payment you make under the InveStart (registered trademark), InvesTronic (registered trademark), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans, or
(3)  a redemption you make under the Systematic Withdrawal Plan.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sales price on that exchange. If no sale is reported, the latest bid price is generally used.
     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.
     Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. All shares purchased shall begin accruing dividends on the day following the effective date of the purchase and shall receive dividends through the effective date of redemption.
     When shareholders elect to receive monthly cash dividends, funds accrued during each month will be sent to the shareholder following the payment date.
     Net capital gains, if any, generally will be distributed at least annually. Any capital gain distribution paid by the Fund will reduce the NAV per share by the amount of the distribution. An investor should consider carefully the effects of purchasing shares of the Fund shortly before any distribution. Although in effect a return of capital, these distributions are subject to taxes.
     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.



                    MANAGEMENT OF THE COMPANY

The business affairs of the Company are subject to the supervision of the Board of Directors.
     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $31.5 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.
     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager.
Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Company, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Directors.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees are computed at twenty-four one hundredths of one percent (.24%) of ANA. For the fiscal year ended July 31, 1996, the fees paid to the Manager, net of reimbursement, were
 .08% of ANA.

OPERATING EXPENSES
For the fiscal year ended July 31, 1996, the Manager limited total operating expenses to .50% of the Fund's ANA. The Manager reimbursed the Fund $145,849 for expenses in excess of the limitation. The Manager has voluntarily agreed to continue to limit the Fund's annual expenses to .50% of its ANA until December 1, 1997, and will reimburse the Fund for all expenses in excess of such limitation.

PORTFOLIO MANAGER
The following individual is primarily responsible for managing the Fund.
     Paul H. Lundmark, Executive Director of Fixed Income Investments since November 1994, has managed the Fund since its inception in June 1993. Mr. Lundmark has ten years investment management experience and has worked for IMCO for five years. He has held various positions in Fixed Income Investments since January 1992. Mr. Lundmark earned the Chartered Financial Analyst designation in 1989 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. He holds an MBA and BSB from the University of Minnesota.


                      DESCRIPTION OF SHARES

The Company is an open-end management investment company incorporated under the laws of the State of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. Eight such Funds have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Company's charter, the Board of Directors is authorized to create new Funds in addition to those already existing without approval of the shareholders of the Company.
     Under provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual fund, a separate vote of the shareholders of that fund is required.


                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.




       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-8777



                      USAA MONEY MARKET FUND
                   December 1, 1996   PROSPECTUS


USAA MONEY MARKET FUND (the Fund) is one of eight no-load mutual funds offered by USAA Mutual Fund, Inc. (the Company). The Fund is managed by USAA Investment Management Company (the Manager).

          WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES?
The Fund's investment objective is the highest income consistent with preservation of capital and maintenance of liquidity. Investments are in high quality debt instruments with maturities of 397 days or less. The Manager will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00. Page 9.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 13.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 15.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the Fund that you should know before investing.

     SHARES OF THE USAA MONEY MARKET FUND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     If you would like more information about the Fund, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Fund's Statement of Additional Information (SAI), dated December 1, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus.)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



                        TABLE OF CONTENTS

                                                                PAGE
                           SUMMARY DATA
     Fees and Expenses                                            3
     Financial Highlights                                         4
     Performance Information                                      6

                        USING MUTUAL FUNDS
     USAA Family of No-Load Mutual Funds                          7
     Using Mutual Funds in an Investment Program                  8

                 INVESTMENT PORTFOLIO INFORMATION
     Investment Objective and Policies                            9

                     SHAREHOLDER INFORMATION
     Purchase of Shares                                          13
     Redemption of Shares                                        15
     Conditions of Purchase and Redemption                       17
     Exchanges                                                   18
     Other Services                                              18
     Share Price Calculation                                     19
     Dividends, Distributions and Taxes                          20
     Management of the Company                                   21
     Description of Shares                                       22
     Service Providers                                           22
     Telephone Assistance Numbers                                22




                        FEES AND EXPENSES

The following summary, which is based on actual expenses and average net assets (ANA) of the Fund for the year ended July 31, 1996, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.

Shareholder Transaction Expenses
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases                            None
Sales Load Imposed on Reinvested Dividends                 None
Deferred Sales Load                                        None
Redemption Fee*                                            None
Exchange Fee                                               None



Annual Fund Operating Expenses (AS A PERCENTAGE OF ANA)
-------------------------------------------------------------------------------
Management Fees, net of reimbursements                     .18%
12b-1 Fees                                                 None
Other Expenses
     Transfer Agent Fees**                             .19%
     Custodian Fees                                    .03%
     All Other Expenses                                .05%
                                                       ---
Total Other Expenses                                       .27%
                                                           ---
Total Fund Operating Expenses, net of reimbursements       .45%
                                                           ===
-------------------------------------------------------------------------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
  ** The Fund pays USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 18.

     During the year, the Manager voluntarily limited the annual expenses of the Fund to .45% of its ANA and reimbursed the Fund for all expenses in excess of this limitation. The Management Fees and Total Fund Operating Expenses reflect all such expense reimbursements by the Manager. Absent such reimbursements, the amount of the Management Fees and Total Fund Operating Expenses as a percentage of ANA would have been .24% and .51%, respectively. The Manager has voluntarily agreed to continue to limit the Fund's annual expenses until December 1, 1997, to .45% of its ANA and will reimburse the Fund for all expenses in excess of such limitation.

Example of Effect of Fund Expenses
-------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of the periods shown.

      1   year    -  $  5
      3   years   -  $ 14
      5   years   -  $ 25
     10   years   -  $ 57

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS

The following per share operating performance for a share outstanding throughout each of the periods in the ten-year period ended July 31, 1996, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Fund's financial statements for the year ended July 31, 1996, and the auditors' report thereon, that appear in the Fund's Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

                                                    TEN-MONTH
                                                   PERIOD ENDED
                              YEAR ENDED JULY 31,     JULY 31,   YEAR ENDED SEPTEMBER 30,
                               1996         1995        1994         1993      1992
                               ----         ----        ----         ----      ----
Net asset value at
  beginning of period      $     1.00   $     1.00   $     1.00   $   1.00  $   1.00
Net investment income             .05          .05          .03        .03       .04
Distributions from net
  investment income              (.05)        (.05)        (.03)      (.03)     (.04)
                           ----------   ----------   ----------   --------  --------
Net asset value at
  end of period            $     1.00   $     1.00   $     1.00   $   1.00  $   1.00
                           ==========   ==========   ==========   ========  ========
Total return (%)*                5.41         5.49         2.74       3.09      4.32
Net assets at end of
  period (000)             $1,828,749   $1,540,055   $1,006,020   $813,784  $900,312
Ratio of expenses to
  average net assets (%)          .45(b)       .45(b)       .46(a)     .48       .48
Ratio of net investment
  income to average net
  assets (%)                     5.27(b)       5.44(b)     3.28(a)    3.05      4.25
-----------------

  * Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) The information contained in the above table is based on actual expenses for the period, after giving effect to reimbursement of expenses by the Manager. Absent such reimbursement the Fund's ratios would have been:

                                                         YEAR ENDED JULY 31,
                                                            1996     1995
                                                            ----     ----

Ratio of expenses to average net assets (%)                  .51      .46
Ratio of net investment income to average net assets (%)    5.21     5.43

                    FINANCIAL HIGHLIGHTS CONT.



                                         YEAR ENDED SEPTEMBER 30,
                            1991        1990       1989      1988        1987
                            ----        ----       ----      ----        ----
Net asset value at
  beginning of period    $    1.00   $   1.00   $   1.00   $  1.00    $   1.00
Net investment income          .07        .08        .09       .07         .06
Distributions from net
  investment income           (.07)      (.08)      (.09)     (.07)       (.06)
                          --------   --------   --------   -------    --------
Net asset value at
  end of period           $   1.00   $   1.00   $   1.00   $  1.00    $   1.00
                          ========   ========   ========   =======    ========
Total return (%)*             6.71       8.12       8.87      6.94        6.12
Net assets at end of
  period (000)            $984,404   $980,917   $882,694   $679,979   $507,195
Ratio of expenses to
  average net assets (%)       .54        .62        .68        .72        .79
Ratio of net investment
  income to average net
  assets (%)                  6.52       7.86       8.55       6.75       6.01



                     PERFORMANCE INFORMATION

Performance information should be considered in light of the Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of the Fund.
     The Company may quote the Fund's yield in advertisements and reports to shareholders or prospective investors. The Fund's performance may also be compared to that of other mutual funds with a similar investment objective and to stock or relevant indexes that are referenced in APPENDIX B to the SAI. Yield results reported by the Fund do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     The Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement).
This income is then annualized, that is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
     The effective yield is calculated similarly, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
     Further information concerning the Fund's yield is included in the SAI.


               USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Be sure to read it carefully before you invest or send money.

                      USAA MUTUAL FUND, INC.
                      Aggressive Growth Fund
                           Growth Fund
                       S&P 500 Index Fund**
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                      USAA INVESTMENT TRUST
                       Income Strategy Fund
                   Growth and Tax Strategy Fund
                      Balanced Strategy Fund
                    Cornerstone Strategy Fund
                       Growth Strategy Fund
                      Emerging Markets Fund
                            Gold Fund
                        International Fund
                        World Growth Fund
                            GNMA Trust
                   Treasury Money Market Trust

                    USAA TAX EXEMPT FUND, INC.
                          Long-Term Fund
                      Intermediate-Term Fund
                         Short-Term Fund
                   Tax Exempt Money Market Fund
                      California Bond Fund*
                  California Money Market Fund*
                       New York Bond Fund*
                   New York Money Market Fund*
                       Virginia Bond Fund*
                   Virginia Money Market Fund*

                    USAA STATE TAX-FREE TRUST
                  Florida Tax-Free Income Fund*
               Florida Tax-Free Money Market Fund*
                   Texas Tax-Free Income Fund*
                Texas Tax-Free Money Market Fund*

     *    Available for sale only to residents of these specific states.
    ** S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.


           USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I.  THE IDEA BEHIND MUTUAL FUNDS
Mutual funds were conceived as a vehicle that could give small investors some of the advantages enjoyed by wealthy investors. A relatively small investment buys part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wished to invest in a widely diversified common stock portfolio. The shareholder could include the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, and Income Stock Fund in such a portfolio. This portfolio would include stocks of large and small companies, high-dividend stocks and growth stocks. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
     Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.


                INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE
The Fund's investment objective is the highest income consistent with preservation of capital and maintenance of liquidity.
     The investment objective of the Fund cannot be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that this objective will be achieved.
     The investment policies and techniques used to pursue the Fund's objective may be changed without shareholder approval, except as otherwise noted. Further information regarding the Fund's investment policies and restrictions is provided in the SAI.

INVESTMENT POLICIES AND
TECHNIQUES
The Manager will pursue this objective by investing the Fund's assets in high quality U.S. dollar-denominated debt securities of domestic and foreign issuers which have been determined to present minimal credit risk. The following categories of money market instruments are utilized:
 (1) Obligations of the U.S. Government, its agencies and instrumentalities, and repurchase agreements collateralized by such obligations;
 (2) Short-term corporate debt obligations such as notes, bonds, and commercial paper;
 (3) U.S. bank or foreign bank obligations including certificates of deposit, banker's acceptances, and time deposits;
 (4) Obligations of state and local governments and their agencies and instrumentalities;
 (5) Municipal lease obligations;
 (6) Mortgage-backed securities;
 (7) Asset-backed securities;
 (8) Master demand notes;
 (9) Dollar-denominated instruments issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations);
(10) Dollar-denominated instruments issued by foreign issuers in the U.S. capital markets (Yankee obligations);
(11) Other short-term debt obligations.

     The Fund will purchase only high quality securities that qualify as "first tier" securities under the SEC rules applicable to money market mutual funds. In general, a first tier security is defined as a security that is:
 (1) issued or guaranteed by the U.S. Government or any agency or instrumentality thereof;
 (2) rated in the highest category for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO;
 (3) unrated but issued by an issuer that has other comparable short-term debt obligations so rated; or
 (4) unrated but determined to be of comparable quality by the Manager.

     If a security is downgraded after purchase, the Manager will follow written procedures adopted by the Fund's Board of Directors and a determination will be made as to whether it is in the best interest of the Fund's shareholders for the Fund to continue to hold the security.
     Current NRSROs include Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Fitch Investors Service, Inc., Duff & Phelps Inc., Thompson BankWatch, Inc., and IBCA Inc. For a description of debt ratings, see APPENDIX A to the SAI.
     Consistent with regulatory requirements, the Manager will purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so. The shares are neither insured nor guaranteed by the U.S. Government. Moreover, because the Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
     The Fund will also comply with diversification requirements which are generally applicable to money market funds under regulations of the SEC. Generally, these requirements limit a money market fund's investments in the securities of any issuer to no more than 5% of the fund's assets, excluding securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

Municipal Lease Obligations - The Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.
     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

Mortgage-Backed and Asset-Backed Securities - The Fund may invest in mortgage-
backed and asset-backed securities.   Mortgage-backed securities include, but
are not limited to, securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie
Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent ownership in a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities.
     Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, such as credit card, motor vehicle, or trade receivables. They may be pass-through certificates, which have characteristics very similar to mortgage-backed securities, discussed above. They may also be in the form of asset-backed commercial paper, which is issued by a special purpose entity, organized solely to issue the commercial paper and to purchase interests in the assets. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and enhancement provided.

Master Demand Notes - The Fund may invest in variable rate master demand notes (master demand notes). Master demand notes are obligations that permit the investment of fluctuating amounts by the Fund, at varying rates of interest using direct arrangements between the Fund, as lender, and the borrower.
These notes permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because master demand notes are direct lending arrangements between the lender and borrower, these instruments generally will not be traded, and there generally is no secondary market for these notes, although they are redeemable (and immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, where master demand notes are not secured by bank letters of credit or other credit support arrangements, the Fund's right to redeem depends on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund will continuously monitor the earning power, cash flow, and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand. Master demand notes, as such, are not typically rated by credit rating agencies. The Fund will invest in master demand notes only if the Board of Directors or its delegate has determined that they are of credit quality comparable to the debt securities in which the Fund generally may invest.

Eurodollar and Yankee Obligations - The Fund may invest in Eurodollar and Yankee obligations. While investments in Eurodollar and Yankee obligations are intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to credit and market risk. Sovereign risk includes local, political, or economic developments, potential nationalization, and withholding taxes on dividend or interest payments. Issuers of Eurodollar and Yankee obligations may be subject to different or less stringent accounting and reporting requirements than similar U.S. issuers, thereby rendering investment analysis more difficult. The Fund may incur difficulties in obtaining judgments or effecting collections thereon. Also, securities of foreign companies may be less liquid or more volatile than securities of U.S. companies.
     In addition, the Fund may invest in Eurodollar and Yankee obligations of investment-grade emerging market countries. An emerging market country can be considered to be a country which is in the initial stages of its industrial cycle. Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems which may be less stable. In the past, markets of emerging market countries have been more volatile than the markets of developed countries.

Repurchase Agreements - The Fund may invest in repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the agreed upon price is in effect secured by the value of the underlying security. In these transactions, the securities purchased by the Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian until repurchased. If the seller defaults and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.

Variable Rate Securities - The Fund may invest in securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.

Put Bonds - The Fund may invest in securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer.

When-Issued Securities - The Fund may invest in new issues of securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Fund does not earn interest on the securities until settlement, and the market value of the securities may fluctuate between the purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

Liquidity - The Fund may not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. Commercial paper and certain put bonds that are subject to restrictions on transfer, securities that may be resold pursuant to Rule 144A under the Securities Act of 1933, and lease obligations may be determined to be liquid in accordance with guidelines established by the Board of Directors.

INVESTMENT RESTRICTIONS
The following restrictions may not be changed without shareholder approval:

(1) The Fund may not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) The Fund may not invest more than 25% of the value of its total assets in any one industry. Banks are not considered a single industry for purposes of this policy, nor shall this limitation apply to securities issued or guaranteed by the U.S. Government or its corporate instrumentalities.

                        PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withhoding requirements.

EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value
(NAV) per share next determined after the Fund receives your request in proper form. The NAV of the Fund is determined at the close of the regular trading session of the New York Stock Exchanage (NYSE) each day on which the Exchange is open. If the Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If the Fund receives your request after the time at which the NAV per share is calculated, the purchase will be effective on the next business day.
     Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Fund.

Purchase of Shares

Minimum Investments
-------------------

Initial Purchase (non-IRA):   $3,000 or minimum $100 with a minimum $50
                              monthly electronic investment

Additional Purchases:         $50 - (Except transfers from brokerage accounts)

Initial Purchase - IRA:       $250 or minimum $100 with a minimum $50 monthly
                              electronic investment

Additional Purchases:         $50 - (Except transfers from brokerage accounts)


How to Purchase:
---------------

MAIL           *    To open an account, send your application and check to:
                        USAA Investment Management Company
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *    To add to your account, send your check and the "Invest by
                    Mail" stub that accompanies your fund's transaction
                    confirmation to the Transfer Agent:
                        USAA Shareholder Account Services
                        9800 Fredericksburg Rd., San Antonio, TX  78288
               *   To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON      *   To open an account, bring your application and check to:
                        USAA Investment Management Company
                        USAA Federal Savings Bank
                        10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY  *   Additional purchases on a regular basis can be deducted
VIA                from a bank account, paycheck, income-producing investment
ELECTRONIC         or from a USAA money market account.  Sign up for these
FUNDS              services when opening an account or call 1-800-531-8448 to
TRANSFER           add these services.
(EFT)          *   Purchases through payroll deduction ($25 minimum each pay
                   period with no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE      *   To add to an account, instruct your bank (which may charge a fee for the service) to wire the specified amount to the
                   Fund as follows:
                        State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                        Attn:  USAA Money Market Fund
                        USAA AC-69384998
                        Shareholder(s) Name(s)-----------------
                        Shareholder(s) Account Number-------------------

PHONE          *   If you have an existing USAA account and would like to open
1-800-531-8448     a new account or if you would like to exchange to another
                   USAA fund, call for instructions. The new account must have the same registration as your existing account.
               *   To add to an account, intermittent (as-needed) purchases can be Deducted from your bank account through our Buy/Sell
                   Service.  call for instructions.



                       REDEMPTION OF SHARES

You may redeem shares of the Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day on which instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.

REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

How to Redeem:
-------------

WRITTEN,       *   Send your written instructions to:
FAX, OR                 USAA Shareholder Account Services
TELEGRAPH               9800 Fredericksburg Rd., San Antonio, TX 78288
               *   Send a signed fax to 1-800-292-8177, or send a telegraph to
                   USAA Shareholder Account Services.

     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.

PHONE          *   Call toll free 1-800-531-8448, in San Antonio, 456-7202.

     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including: (1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.



Methods of Payment:
------------------

BANK WIRE      *   Allows redemptions to be sent directly to your bank account.

     Establish this service when you apply for your account, or later upon request. If your account is at a savings bank, savings and loan association, or credit union, please obtain precise wiring instructions from your institution. Specifically, include the name of the correspondent bank and your institution's account number at that bank. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company (SSB) and the Transfer Agent for their services in connection with the wire redemption. Your bank may also charge a fee for receiving funds by wire.

AUTOMATICALLY  *   Systematic (regular) or intermittent (as-needed)
VIA EFT            redemptions can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK          *   A check payable to the registered shareholder(s) will be
REDEMPTION         mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.

CHECKWRITING   *   Checks can be issued for your Money Market Fund
                   account.

     To establish your checkwriting privilege (CWP), complete the signature card which accompanies the application form or Shareholder Services Guide, or request and complete the signature card separately. A one-time $5 checkwriting fee is charged to each account by the Transfer Agent for the establishment of the privilege. There is no charge for the use of checks nor for subsequent reorders. This privilege is subject to SSB's rules and regulations governing checking accounts. Checks must be written for an amount of at least $250. Checks written for less than $250 will be returned. Checkwriting may not be used to close an account because the value of the account changes daily as dividends are accrued.
     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. Checks will be returned if there are insufficient shares to cover the amount of the check. Presently, there is a $15 processing fee assessed against an account for any redemption check not honored by a clearing or paying agent. A check paid during the month will be returned to the shareholder by separate mail. Checkwriting fees are subject to change at any time. The Company, the Transfer Agent and SSB each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders. See the SAI for further information.
     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. A $10 charge will be made for each stop payment requested by a shareholder.


              CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the cancellation will be treated as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, shares can be redeemed from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
Fund shares may be transferred to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, an application must be completed and returned to the Transfer Agent.

ACCOUNT BALANCE
The Board of Directors may cause the redemption of an account with a balance of less than 500 shares of the Fund, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.
     Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by the Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts;
(4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

COMPANY RIGHTS
The Company reserves the right to:
(1) reject purchase or exchange orders when in the best interest of the Company;
(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;
(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;
(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors.


                            EXCHANGES

EXCHANGE PRIVILEGE
The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, a capital gain or loss may be realized.
     The Fund has undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS,
EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Short-Term Bond Fund, Tax Exempt Short-Term Fund, or any of the money market funds in the USAA Family of Funds.


                          OTHER SERVICES

INVESTMENT PLANS
Automatic Investment Plans - you may establish an automatic investment plan by completing the appropriate forms. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

* InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

* InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

* Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.

* Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

* Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

* Systematic Withdrawal Plan - the periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

* Retirement Plans - plans are available for IRA (including SEP/IRA) and 403(b)(7) accounts. Federal taxes on current income may be deferred if an investor qualifies.

* Directed Dividends - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS
AND REPORTS
You will receive a confirmation for purchases or redemptions by check and exchanges. If your account had activity other than reinvested dividends, such as wire purchases or redemptions or purchases under the InveStart (registered trademark), InvesTronic (registered trademark), Direct Purchase Service, Automatic Purchase Plan or Directed Dividends investment plans, you will receive a monthly statement that will reflect quarter-to-date account activity.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive the Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.


                     SHARE PRICE CALCULATION

The price at which shares of the Fund are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for the Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in the Fund, deducting liabilities, and dividing by the number of shares outstanding. Securities are stated at amortized cost which approximates market value.
     For additional information, see VALUATION OF SECURITIES in the SAI.


                DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS
Net investment income is accrued daily and paid on the last business day of the month. Daily dividends are declared at the time the NAV per share is calculated. All shares purchased shall begin accruing dividends on the day following the effective date of the purchase and shall receive dividends through the effective date of redemption.
     When shareholders elect to receive monthly cash dividends, funds accrued during each month will be sent to the shareholder following the payment date.
     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.

FEDERAL TAXES
The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from the Fund in their own states and localities.

Fund - The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.

Shareholder - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares.
     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of the Fund.

Withholding - The Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

Reporting - Information concerning the status of dividends and distributions for federal income tax purposes will be mailed to shareholders annually.

                    MANAGEMENT OF THE COMPANY

The business affairs of the Company are subject to the supervision of the Board of Directors.
     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $31.5 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.
     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager.
Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

ADVISORY AGREEMENT
The Manager serves as the manager and investment adviser of the Company, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the Funds, business affairs, and placement of brokerage orders, subject to the authority of and supervision by the Board of Directors.
     For its services under the Advisory Agreement, the Fund pays the Manager an annual fee which is computed as a percentage of the Fund's ANA, accrued daily and paid monthly. The Fund's management fees are computed at twenty-four one hundredths of one percent (.24%) of ANA. For the fiscal year ended July 31, 1996, the fees paid to the Manager, net of reimbursement, were
 .18% of ANA.

OPERATING EXPENSES
For the fiscal year ended July 31, 1996, the Manager limited total operating expenses to .45% of the Fund's ANA. The Manager reimbursed the Fund $1,002,670 for expenses in excess of the limitation. The Manager has voluntarily agreed to continue to limit the Fund's annual expenses until December 1, 1997, to .45% of its ANA and will reimburse the Fund for all expenses in excess of the limitation.

PORTFOLIO MANAGER
The following individual is primarily responsible for managing the Fund.
     Pamela K. Bledsoe, Executive Director of Money Market Funds since June 1995, has managed the Fund since May 1996. Ms. Bledsoe has eight years investment management experience and has worked for IMCO for five years where she has held various positions in Fixed Income Investments. Ms. Bledsoe earned the Chartered Financial Analyst designation in 1992 and is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from Texas Christian University and a BS from Louisiana Tech University.


                      DESCRIPTION OF SHARES

The Company is an open-end management investment company incorporated under the laws of the State of Maryland on October 14, 1980. The Company is authorized to issue shares in separate series or Funds. Eight such Funds have been established, one of which is described in this Prospectus. The Fund is classified as a diversified investment company. Under the Company's charter, the Board of Directors is authorized to create new Funds in addition to those already existing without approval of the shareholders of the Company.
     Under provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the Investment Company Act of 1940. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual fund, a separate vote of the shareholders of that fund is required.

                        SERVICE PROVIDERS

UNDERWRITER/   USAA Investment Management Company
DISTRIBUTOR    9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER       USAA Shareholder Account Services
AGENT          9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN      State Street Bank and Trust Company
               P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL          Goodwin, Procter & Hoar LLP
COUNSEL        Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT    KPMG Peat Marwick LLP
AUDITORS       112 East Pecan, Suite 2400, San Antonio, Texas 78205.


       TELEPHONE ASSISTANCE

      (Call toll free - Central Time)
Monday-Friday 8:00 a.m. to 8:00 p.m.
Saturday 8:30 a.m. to 5:00 p.m.

For further information on mutual funds:
     1-800-531-8181
     In San Antonio 456-7211
For account servicing, exchanges or redemptions:
     1-800-531-8448
     In San Antonio 456-7202

      RECORDED 24 HOUR SERVICE

     MUTUAL FUND PRICE QUOTES
     (From any phone)
     1-800-531-8066
     In San Antonio 498-8066

      MUTUAL FUND TOUCHLINE (registered trademark)
     (From Touchtone phones only)
For account balance, last transaction or fund prices:
     1-800-531-8777
     In San Antonio 498-777



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[Logo of         USAA                          STATEMENT OF
USAA Eagle       MUTUAL                        ADDITIONAL INFORMATION
appears here]    FUND, INC.                    December 1, 1996

-------------------------------------------------------------------------------


                      USAA MUTUAL FUND, INC.


USAA MUTUAL FUND, INC. (the Company) is a registered investment company offering shares of eight no-load mutual funds, seven of which are described in this Statement of Additional Information (SAI): the Aggressive Growth Fund, Growth Fund, Growth & Income Fund, Income Stock Fund, Income Fund, Short-Term Bond Fund, and Money Market Fund (collectively, the Funds). Each Fund is classified as a diversified investment company and has its own investment objectives designed to meet different investment goals.

You may obtain a free copy of a Prospectus for any Fund dated December 1, 1996, by writing to USAA Mutual Fund, Inc., 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in each Fund's Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds and should be read in conjunction with each Fund's Prospectus.

-------------------------------------------------------------------------------


                        TABLE OF CONTENTS



   PAGE
      2   Valuation of Securities
      3   Additional Information Regarding Redemption of Shares
      4   Investment Plans
      5   Investment Policies
      9   Investment Restrictions
     10   Portfolio Transactions
     12   Further Description of Shares
     13   Tax Considerations
     13   Directors and Officers of the Company
     17   The Company's Manager
     18   General Information
     19   Calculation of Performance Data
     20   Appendix A - Long-Term and Short-Term Debt Ratings
     24   Appendix B - Comparison of Portfolio Performance
     26   Appendix C - Dollar-Cost Averaging


                     VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

     The value of the securities of the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, and Short-Term Bond Funds is determined by one or more of the following methods:

 (1) Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the latest bid price is generally used depending upon local custom or regulation.

 (2) Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices at the time trading closes on the NYSE.

 (3) Debt securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost.

 (4) Other debt securities may be valued each business day by a pricing service (the Service) approved by the Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

 (5) Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

Securities trading in foreign markets may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. The calculation of a Fund's NAV therefore may not take place contemporaneously with the determination of the prices of securities held by a Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the NYSE on a day a Fund's NAV is calculated will not be reflected in a Fund's NAV, unless the Manager determines that the particular event would materially affect NAV. In such a case, the Fund's Manager, under the supervision of the Board of Directors, will use all relevant available information to determine a fair value for the affected portfolio securities.

     The value of the Money Market Fund's securities is stated at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

     The valuation of the Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

     The Board of Directors has established procedures designed to stabilize the Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1.00. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1.00 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a NAV per share by using available market quotations.

      ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of a shareholder's investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

     The Board of Directors may cause the redemption of an account with a balance of less than 10 shares of the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, or Short-Term Bond Funds and less than 500 shares of the Money Market Fund provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to the last known address of the shareholder.

     The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its net asset value is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

     For the mutual protection of the investor and the Funds, a guarantee of signature may be required by the Company. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

Redemption By Check

Shareholders in the Short-Term Bond Fund or Money Market Fund may request that checks be issued for their accounts. A one-time $5 checkwriting fee is charged to each account by USAA Shareholder Account Services (Transfer Agent) for the use of the privilege. Checks must be written in the amount of at least $250.

     Checks issued to shareholders of either Fund will be sent only to the person in whose name the account is registered and only to the address of record. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. Dividends will continue to be earned by the shareholder until the shares are redeemed by the presentation of a check.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. If an investor's account is not adequate to cover the amount of a check, the check will be returned unpaid. A check drawn on an account in the Short-Term Bond Fund may be returned for insufficient funds if the NAV per share of that Fund declines over the time between the date the check was written and the date it was presented for payment. Because the value of the account in either the Short-Term Bond Fund or Money Market Fund changes as dividends are accrued on a daily basis, checks may not be used to close an account.

     After clearance, checks paid during the month will be returned to the shareholder by separate mail. The checkwriting privilege will be subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. Other than the initial one-time fee, there is no charge to the shareholder for the use of the checks or for subsequent reorders of checks.

     The Company reserves the right to assess a processing fee against a shareholder's account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $15 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

     The Company, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

                         INVESTMENT PLANS

The following investment plans are made available by the Company to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

Automatic Purchase of Shares

InveStart (registered trademark) - a low initial investment purchase plan. With this plan the regular minimum initial investment amount is waived if you make an initial investment as low as $100 with subsequent monthly additions of at least $50 through electronic funds transfer from a checking or savings account.

InvesTronic (registered trademark) - the regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

Direct Purchase Service - the periodic purchase of shares through electronic funds transfer from an employer, (including government allotments) an income-producing investment, or an account with a participating financial institution.

Automatic Purchase Plan - the periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

Buy/Sell Service - the intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

     Participation in these automatic purchase plans will permit a shareholder to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX C.

Systematic Withdrawal Plan

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a NAV of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, shareholders may choose to have withdrawals electronically deposited at their bank or other financial institution. They may also elect to have checks mailed to a designated address.

     Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. The shareholder may terminate participation in the plan at any time. There is no charge to the shareholder for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. Any additional expenses of administering the plan will be borne by the Manager.

     Withdrawals will be made by redeeming full and fractional shares on the date selected by the shareholder at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of a shareholder's investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, shareholders should not expect withdrawals to be offset by rising income or share value gains.

     Each redemption of shares may result in a gain or loss, which must be reported on the shareholder's income tax return. Therefore, a shareholder should keep an accurate record of any gain or loss on each withdrawal.

Tax-Deferred Retirement Plans

Federal taxes on current income may be deferred if an investor qualifies for certain types of retirement programs. For the convenience of the investor, the following plans are made available by the Manager: IRA (including SEP/IRA) and 403(b)(7) accounts. The minimum initial investment in each of these plans is $250 or minimum $100 with a minimum $50 monthly electronic investment. Subsequent investments of $50 or more per account may be made at any time. Investments may be made in one or any combination of the portfolios described in the Prospectus of each Fund of USAA Mutual Fund, Inc. and USAA Investment Trust (not available in the Growth and Tax Strategy Fund).

     Retirement plan applications for the IRA and 403(b)(7) programs should be sent directly to USAA Shareholder Account Services, 9800 Fredericksburg Rd., San Antonio, TX 78288. State Street Bank serves as Custodian for these tax-deferred retirement plans under the programs made available by the Manager. Applications for these retirement plans received by the Manager will be forwarded to the Custodian for acceptance.

     An administrative fee of $20 is deducted from the proceeds of a distribution closing an account. Exceptions to the fee are: partial distributions, total transfer within USAA, and distributions due to disability or death. This charge is subject to change as provided in the various agreements. There may be additional charges, as mutually agreed upon between the investor and the Custodian, for further services requested of the Custodian.

     Each employer or individual establishing a tax-deferred retirement plan is advised to consult with a tax adviser before establishing the plan. Detailed information about the plans may be obtained from the Manager.

                       INVESTMENT POLICIES

The section captioned INVESTMENT OBJECTIVE AND POLICIES in each Fund's Prospectus describes the fundamental investment objective and the investment policies applicable to each Fund and the following is provided as additional information.

Tax-Exempt Securities

These securities include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately-operated facilities, provided that the interest paid on such securities qualifies as exempt from federal income taxes.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the Securities Act of 1933 (1933 Act). Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

     Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

Liquidity Determinations

The Board of Directors has established guidelines pursuant to which Municipal Lease Obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and certain restricted debt securities that are subject to unconditional put or demand features exercisable within seven days (Restricted Put Bonds) may be determined to be liquid for purposes of complying with the Funds' investment restrictions applicable to investments in illiquid securities. In determining the liquidity of Municipal Lease Obligations, Section 4(2) Commercial Paper and Rule 144A Securities, the Manager will consider the following factors, among others, established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers,
(3) dealer undertakings to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Restricted Put Bonds, the Manager will evaluate the credit quality of the party
(the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the Restricted Put Bond. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Restricted Put Bond based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

     Certain foreign securities (including Eurodollar obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets without regard to their eligibility for resale pursuant to Rule 144A. In such cases, these securities will not be treated as Rule 144A securities for purposes of the liquidity guidelines established by the Board of Directors.

Calculation of Portfolio Weighted Average Maturity

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

     With respect to obligations held by the Funds, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage-backed securities, some asset-backed securities and securities subject to sinking fund arrangements, are determined on a weighted average life basis, which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities, this average time is calculated by assuming a constant prepayment rate (CPR) for the life of the mortgages or assets backing the security. The CPR for a security can vary depending upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security. The weighted average lives of these securities will be shorter than their stated final maturities. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features which, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

     The Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

Writing Covered Call Options

The Income Stock Fund may write (sell) covered call options and purchase options to close out options previously written by the Fund. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Manager's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

     A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing the option which he previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the particular clearing corporations and of the exchanges. The Fund will write only covered call options. This means that the Fund will only write a call option on a security which the Fund already owns. The Fund will not write call options on when-issued securities. The Fund will write covered call options in standard contracts which may be quoted on NASDAQ, or on national securities exchanges. In order to comply with the requirements of the securities laws in several states, the Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options exceeds 5% of the market value of the Fund's total assets.

     Portfolio securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Fund does not consider a security covered by a call to be pledged as that term is used in the Fund's policy which limits the pledging or mortgaging of its assets.

     The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. In determining whether a particular call option should be written on a particular security, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the NAV per share of the Fund is computed (close of the NYSE), or in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

     Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

     If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

     Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional brokerage commissions will be incurred.

     The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

Forward Currency Contracts

The Aggressive Growth Fund may enter into forward currency contracts in order to protect against uncertainty in the level of future foreign exchange rates.

     A forward contract involves an agreement to purchase or sell a specific currency at a specified future date or over a specified time period at a price set at the time of the contract. These contracts are usually traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged.

     The Fund may enter into forward currency contracts under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into such a contract, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency from the date the security is purchased or sold to the date on which payment is made or received. Second, when management of the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund may not hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of forward currency) of the securities held in its portfolio denominated or quoted in, or bearing a substantial correlation to, such currency.

     The use of forward contracts involves certain risks. The precise matching of contract amounts and the value of securities involved generally will not be possible since the future value of such securities in currencies more than likely will change between the date the contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment strategies. The Manager believes it is important, however, to have the flexibility to enter into such contracts when it determines it is in the best interest of the Fund to do so. It is impossible to forecast what the market value of portfolio securities will be at the expiration of a contract. Accordingly, it may be necessary for the Fund to purchase additional currency (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     The Fund is not required to enter into such transactions and will not do so unless deemed appropriate by the Manager.

     Although the Fund values its assets each business day in terms of U.S. dollars, it does not intend to convert its foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Investments in Real Estate Investment Trusts (REITs)

Because the Aggressive Growth, Growth, Growth & Income, and Income Stock Funds may invest their assets in REITs, the Funds may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills of their managers and may have limited geographic diversification, thereby, subjecting them to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

Convertible Securities

Convertible securities are bonds, preferred stocks, and other securities that pay interest or dividends and offer the buyer the option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. Because a convertible security affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock, the value of convertible securities may also change based on the price of the common stock.

     The convertible securities in which the Funds will invest may be rated below investment grade as determined by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Ratings Group (S&P), or unrated but judged by the Manager to be of comparable quality (commonly called junk bonds). For a more complete description of debt ratings, see APPENDIX A. Such securities are deemed to be speculative and involve greater risk of default due to changes in interest rates, economic conditions, and the issuer's creditworthiness. As a result, their market prices tend to fluctuate more than higher-quality securities. During periods of general economic downturns or rising interest rates, issuers of such securities may experience financial difficulties which could affect their ability to make timely interest and principal payments. The Fund's ability to timely and accurately value and dispose of lower quality securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

                     INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for and are applicable to each Fund. Except with respect to the Growth & Income Fund, Income Stock Fund, and Short-Term Bond Fund, these restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. With respect to the Growth & Income Fund, Income Stock Fund, and Short-Term Bond Fund, only restrictions 3, 4, 6, 7, 10, 13, 16 and 17 may not be changed without approval of shareholders, as defined herein. The investment restrictions of one Fund may be changed without affecting those of any other Fund.

A Fund:

 (1) May not purchase or retain securities of any issuer if any officer or Director of the Company or its Manager own individually more than one-half of one percent ( 1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer.

 (2) May not purchase from or sell to any officer or Director of the Company or its Manager any securities other than shares of the capital stock of the Funds.

 (3) May not underwrite securities of other issuers, except that the Company may be deemed to be a statutory underwriter in the distribution of any restricted securities or not readily marketable securities.

 (4) May not borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

 (5) May not invest in companies for the purpose of exercising control or management.

 (6) May not, with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the 1940 Act) if, as a result, the Fund would own more than 10% of the outstanding voting securities of such issuer or the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

 (7) May not lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements.

 (8) May not invest in warrants more than 2% of the value of its assets, taken at the lower of cost or market value. Warrants initially attached to securities and acquired by the Fund upon original issuance thereof shall be deemed to be without value.

 (9) May not mortgage, pledge, or hypothecate any of its assets, except for the Income Stock Fund. A security covered by a call is not considered pledged.

(10) May not concentrate its investments in any one industry although it may invest up to 25% of the value of its total assets in any one industry. Banks are not considered a single industry for purposes of this policy (solely with respect to the Money Market Fund), nor shall this limitation apply to securities issued or guaranteed by the U.S. Government or its corporate instrumentalities.

(11) May not acquire securities of other open-end investment companies, except in connection with a merger, consolidation, or acquisition of assets approved by the shareholders.

(12) May not invest more than 5% of the value of its total assets in any closed-end investment company and will not hold more than 3% of the outstanding voting stock of any closed-end investment company.

(13) May not purchase or sell commodities, commodity contracts, or real estate, although a Fund may invest in the securities of real estate investment trusts.

(14) May not engage in margin transactions or arbitrage or short sales, or in put, call, straddle, or spread activities, except the Income Stock Fund may write covered call options as described under INVESTMENT OBJECTIVE AND POLICIES in the Prospectus and INVESTMENT POLICIES in this Statement of Additional Information.

(15) May not allow its Manager or officers or Directors of itself or its Manager to take long or short positions in shares of a Fund, except that such persons may purchase shares for their own account for investment purposes only at the price available to the public at the moment of such purchase.

(16) May not change the nature of its business so as to cease to be an investment company.

(17) May not issue senior securities, as defined in the Investment Company Act of 1940, as amended (the 1940 Act), except as permitted by Section 18(f)(2) and rules thereunder.

     With respect to each Fund's concentration policies as described above and in its Prospectus, the Manager uses industry classifications for industries based on categories established by Standard & Poor's Corporation (Standard & Poor's) for the Standard & Poor's 500 Composite Index, with certain modifications. Because the Manager has determined that certain categories within, or in addition to, those set forth by Standard & Poor's have unique investment characteristics, additional industries are included as industry classifications. The Manager classifies municipal obligations by projects with similar characteristics, such as toll road revenue bonds, housing bonds or higher education revenue bonds.

     In addition, with respect to the Money Market Fund's exclusion of investment in banks for purposes of industry concentration limits contained in investment restriction 10, certificates of deposit, time deposits, bankers acceptances, and other similar money market instruments issued by domestic banks may be excluded from the industry concentration limits set forth in that restriction.

Additional Restrictions

The following restrictions are not considered to be fundamental policies of the Funds. Nevertheless, the Company and each Fund will comply with them as long as they are required by any state where the Funds' shares are offered for sale. These additional restrictions may be changed by the Board of Directors of the Company without notice to or approval by the shareholders.

A Fund:

 (1) May not invest any part of its assets in interests in oil, gas, or other mineral explorations, or developmental programs.

 (2) May not redeem shares in kind except that the Money Market Fund may, pursuant to Board of Directors action, redeem shares in kind at any given time to maintain a $1.00 per share price for the Money Market Fund.

 (3) May not invest more than 15% (10% with respect to the Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

 (4) May not purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

 (5) May not invest more than 5% of the value of its assets in securities of companies having a record of less than three years' continuous operations, except that the Aggressive Growth Fund may invest up to 75% of its assets in such companies.

 (6) May not, on a joint or joint and several basis, participate in any trading account in securities.

                      PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated September 21, 1990, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. In executing portfolio transactions and selecting brokers and dealers, it is the Company's policy to seek the best overall terms available. The Manager shall consider such factors as it deems relevant, including the breadth of the market in the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction or on a continuing basis. Securities purchased or sold in the over-the-counter market will be executed through principal market makers, except when, in the opinion of the Manager, better prices and execution are available elsewhere.

     In the allocation of brokerage business, preference may be given to those broker-dealers who provide research or other services to the Manager. Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. In return for such services, a Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that the Manager determines in good faith that such commission is reasonable in terms of either that particular transaction or of the overall responsibility of the Manager to the Funds and its other clients. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research.
See THE COMPANY'S MANAGER.

     Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

Brokerage Commissions

During the last three fiscal years, the Funds paid the following brokerage fees:

     FUND                        1994*            1995             1996
     ------                  -----------      -----------       -----------
     Aggressive Growth       $   575,190      $   441,669       $   124,620
     Growth                    1,919,577        1,482,224         2,149,922
     Growth & Income             108,355          154,393           332,154
     Income Stock              1,224,292        1,157,186         1,668,406
     Income                       60,180           46,000            78,950

During the last three fiscal years, the Funds paid the following brokerage fees to USAA Brokerage Services, a discount brokerage service of the Manager:

     FUND                        1994*            1995             1996**
     ------                  -----------      -----------       -----------
     Aggressive Growth       $    20,000      $    --           $     --
     Growth                       30,000          110,000            21,360
     Growth & Income              19,351           21,268             4,576
     Income Stock                 23,318           32,512             8,000
     Income                       50,400           16,000            21,200
-------------
      *   For the ten-month period ended July 31, 1994.
     ** These amounts are 1.0%, 1.4%, .5%, and 26.9%, respectively, of brokerage fees paid by each Fund.

For the year ended July 31, 1996, .5%, 2.2%, 1.0%, and 34.3% of the aggregate dollar amounts of transactions involving the payment of commissions by the Growth, Growth & Income, Income Stock, and Income Funds, respectively, were effected through USAA Brokerage Services.

     The Manager directed a portion of the Fund's brokerage transactions to certain broker-dealers that provided the Manager with research, analysis, advice and similar services. Such transactions amounted to $54,135, $383,174,138, $111,410,922, $325,357,204, and $18,045,484, and the related brokerage commissions or underwriting commissions were $135, $647,375, $167,793, $371,701, and $81,103 for the Aggressive Growth, Growth, Growth & Income, Income Stock, and Income Funds, respectively for the year ended July 31, 1996.

Portfolio Turnover Rates

The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Aggressive Growth, Growth, Growth & Income, Income Stock, Income, and Short-Term Bond Funds' portfolios appropriate in view of each Fund's investment objectives. Although no Fund (other than the Income Fund) will purchase or sell securities solely to achieve short-term trading profits, a Fund may sell portfolio securities without regard to the length of time held if consistent with the Fund's investment objectives. The Income Fund may engage in riskless principal and similar transactions for the purchase and sale of tax-exempt debt securities. A higher degree of portfolio activity will increase brokerage costs to a Fund.

     The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year. Short-term investments such as commercial paper and short-term U.S. Government securities are not considered when computing the turnover rate.

For the last two fiscal years, the Funds' portfolio turnover rates were as follows:

            FUND                    1995             1996
            -----                 --------         --------
          Aggressive Growth        138.32%          43.75%
          Growth                    69.64%          62.30%
          Growth & Income           19.45%          16.13%
          Income Stock              34.94%          32.38%
          Income*                   30.86%          81.26%
          Short-Term Bond          103.02%          66.81%**
-------------
     * The Fund may simultaneously purchase and sell the same securities. These transactions can be high in volume and dissimilar to other trade activity within the Fund. If these transactions were excluded from the calculation, the portfolio turnover rate would be as follows:

                                                   YEAR ENDED JULY 31,
                                                   1995          1996
                                                   ----          ----
     Portfolio turnover                           9.09%         44.69%
     Purchases and sales of this
       type are as follows:
          Purchases (000)                        $360,943      $648,396
          Sales (000)                            $361,366      $649,193

 ** Effective for 1996, portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

                  FURTHER DESCRIPTION OF SHARES

The Company is authorized to issue shares in separate series or Funds. Eight Funds have been established, seven of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new Funds in addition to those already existing without shareholder approval. The Growth, Income, and Money Market Funds were established in the Fall of
1980 and commenced public offering of their shares on February 2, 1981. The Aggressive Growth Fund was established by the Board of Directors on July 8, 1981, and commenced public offering of its shares on October 19, 1981. The Income Stock Fund was established by the Board of Directors on January 23, 1987, and commenced public offering of its shares on May 4, 1987. The Growth & Income and Short-Term Bond Funds were established by the Board of Directors on March 23, 1993, and commenced public offering of their shares on June 1, 1993.

     The assets of each Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply for shareholder information in order to obtain signatures to request a special shareholder meeting. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 25% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

     Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                        TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

     To qualify as a regulated investment company, a Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies (the 90% test), (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the 30% test), and (3) satisfy certain diversification requirements, at the close of each quarter of the Fund's taxable year.

     The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of the excise tax.

     Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if the Fund pays the dividend during the following January. If a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges the shares before he has held them for more than six months, any loss on the redemption or exchanges that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

              DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Rd., San Antonio, TX 78288. George E. Brown is retiring from the Board of Directors on December 31, 1996. Effective January 1, 1997, Robert L. Mason will replace George E. Brown as a Director on the Board of Directors.

Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 50

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (12/96-present); Director, Vice Chairman, Executive Vice President, and Chief Operating Officer, USAA Financial Planning Network, Inc. (9/96 -present); Special Assistant to Chairman, United Services Automobile Association (USAA) (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis also will serve as a Trustee and Chairman of the Board of Trustees of USAA Investment Trust and USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Tax Exempt Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

Michael J.C. Roth 1, 2
Director, President and Vice Chairman of the Board of Directors
Age: 55

Chief Executive Officer, IMCO (10/93-present); President, Director and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth currently serves as President, Trustee and Vice Chairman of the Boards of Trustees of USAA Investment Trust and USAA State Tax-Free Trust, as President, Director and Vice Chairman of the Boards of Directors of USAA Tax Exempt Fund, Inc. and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Director and Vice President

Age: 61

Senior Vice President, Investments, IMCO (10/85-present); Director, BHC Financial, Inc. and BHC Securities, Inc. (1/87-present). Mr. Saunders currently serves as Trustee and Vice President of USAA Investment Trust and USAA State Tax-Free Trust, Director and Vice President of USAA Tax Exempt Fund, Inc., Director of IMCO, as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.

George E. Brown 3, 4, 5
5829 Northgap Drive
San Antonio, TX  78239
Director

Age: 78

Retired. Mr. Brown currently serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX  78209
Director
Age: 51

President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins Stationer (8/91-12/95). Mrs. Dreeben currently serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Howard L. Freeman, Jr. 2, 3, 4, 5
2710 Hopeton
San Antonio, TX  78230
Director
Age: 61

Retired. Assistant General Manager for Finance, San Antonio City Public Service Board (1976-1996). Mr. Freeman currently serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX  78230
Director
Age: 50

Manager, Statistical Analysis Section, Southwest Research Institute (8/75 - present). Dr. Mason currently serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Director

Age: 53

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker currently serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Tax Exempt Fund, Inc.

Michael D. Wagner 1
Secretary

Age: 48

Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and currently serves as Vice President, Secretary and Counsel, IMCO and USAA Shareholder Account Services, Secretary, USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc. and as Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Alex M. Ciccone 1
Assistant Secretary
Age: 46

Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); and Vice President, Compliance, IMCO (12/91-5/94). Mr. Ciccone currently serves as Assistant Secretary of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.

Sherron A. Kirk 1
Treasurer
Age: 51

Vice President, Controller, IMCO (10/92-present); Vice President, Corporate Financial Analysis, USAA (9/92-10/92); Assistant Vice President, Financial Plans and Support, USAA (8/91-9/92). Mrs. Kirk currently serves as Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.

Dean R. Pantzar 1
Assistant Treasurer

Age: 37

Executive Director, Mutual Fund Accounting, IMCO (10/95-present); Director, Mutual Fund Accounting, IMCO (12/94-10/95); Senior Manager, KPMG Peat Marwick LLP (7/88-12/94). Mr. Pantzar currently serves as Assistant Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Tax Exempt Fund, Inc.
-----------------
 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
 2   Member of Executive Committee
 3   Member of Audit Committee
 4   Member of Pricing and Investment Committee
 5   Member of Corporate Governance Committee

     Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditors' reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager:
Harry W. Miller, Senior Vice President, Investments (Equity); Carl W.
Shirley, Senior Vice President, Insurance Company Portfolios; and John J. Dallahan, Senior Vice President, Investment Services. There are no family relationships among the Directors, officers, and managerial level employees of the Company or its Manager.

     The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended July 31, 1996.

 Name                        Aggregate          Total Compensation
  of                       Compensation            from the USAA
Director                 from the Company       Family of Funds (c)
--------                 ----------------       -------------------
C. Dale Briscoe*               $2,389               $  9,700
George E. Brown (a)             6,885                 27,900
Barbara B. Dreeben              6,885                 27,900
Howard L. Freeman, Jr.          6,885                 27,900
M. Staser Holcomb**             None (b)              None (b)
Michael J.C. Roth               None (b)              None (b)
John W. Saunders, Jr.           None (b)              None (b)
Richard A. Zucker               6,885                 27,900
----------------
   * Effective January 1, 1996, C. Dale Briscoe retired from the Board of Directors.

  ** Effective December 1, 1996, Robert G. Davis replaced M. Staser Holcomb as Director and Chairman of the Board of Directors.

(a) The USAA Family of Funds has accrued deferred compensation for Mr. Brown in an amount (plus earnings thereon) of $21,525. The compensation was deferred by Mr. Brown pursuant to a non-qualified Deferred Compensation Plan, under which deferred amounts accumulate interest quarterly based on the annualized U.S. Treasury Bill rate in effect on the last day of the quarter. Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the USAA Funds until paid. The Deferred Compensation Plan was terminated in 1988 and no compensation has been deferred by any Director/Trustee of the USAA Family of Funds since the Plan was terminated.

(b) M. Staser Holcomb, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

(c) At July 31, 1996, the USAA Family of Funds consisted of four registered investment companies offering 33 individual funds. Each Director presently serves as a Director or Trustee of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of five funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

     All of the above Directors are also Directors/Trustees of the other funds for which IMCO serves as investment adviser. No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of September 13, 1996, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

     As of September 13, 1996, USAA and its affiliates (including related employee benefit plans) owned 2,118,736 shares (9.2%) of the Aggressive Growth Fund, 1,521,131 shares (2.2%) of the Growth Fund, 3,750,053 shares (35.6%) of the S&P 500 Index Fund, 4,126,751 shares (3.7%) of the Income Stock Fund, 18,784,639 shares (13.0%) of the Income Fund, and 3,736,611 shares (.2%) of the Money Market Fund and no shares of the Growth & Income Fund and Short-Term Bond Fund.

     The Company knows of no other persons who, as of September 13, 1996, held of record or owned beneficially 5% or more of any Fund's shares.

                      THE COMPANY'S MANAGER

As described in each Fund's Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing services under the Advisory Agreement. The Manager was organized in May 1970 and has served as investment adviser and underwriter for USAA Mutual Fund, Inc. from its inception.

     In addition to managing the Company's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Tax Exempt Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $31.5 billion, of which approximately $18.5 billion were in mutual fund portfolios.

Advisory Agreement

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment, and accounting services (in addition to those provided by the Custodian) for the Company. The Manager compensates all personnel, officers, and Directors of the Company if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, the Company has agreed to pay the Manager a fee computed as described under MANAGEMENT OF THE COMPANY in each Fund's Prospectus. Management fees are computed and accrued daily and are payable monthly.

     Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any), brokerage commissions on portfolio transactions (if any), expenses of issuance and redemption of shares, charges of transfer agents, custodians and dividend disbursing agents, costs of preparing and distributing proxy material, costs of printing and engraving stock certificates, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Directors who are not interested persons (not affiliated) of the Manager, costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders, and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.

     The Advisory Agreement will remain in effect until June 30, 1997, for each Fund and will continue in effect from year to year thereafter for each such Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

     Under the terms of the Advisory Agreement, the Manager is required to reimburse each Fund in the event that the total annual expenses, inclusive of the management fees, but exclusive of the interest, taxes and brokerage fees, excess custodian costs attributable to investments in foreign securities, and extraordinary items, incurred by that Fund exceeds any applicable state expense limitation. At the current time, the most restrictive expense limitation is 2.5% of the first $30,000,000 of average net assets (ANA), 2% of the next $70,000,000 ANA, and 1.5% of the remaining ANA.

     From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. The Manager has voluntarily agreed to continue to limit the annual expenses of the Short-Term Bond Fund to .50% and the Money Market Fund to
 .45%, of the Fund's ANA, respectively, until December 1, 1997, and will reimburse the Funds for all expenses in excess of such limitations. After December 1, 1997, any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to the shareholders.

For the last three fiscal years, management fees were as follows:

        FUND                    1994*          1995           1996
        ----                 ----------     ----------     ----------
      Aggressive Growth      $1,063,619     $1,343,754     $2,039,878
      Growth                  3,786,405      5,642,341      8,232,258
      Growth & Income           542,868        976,982      1,761,482
      Income Stock            4,766,394      6,261,966      8,097,232
      Income                  3,683,946      4,032,989      4,325,452
      Short-Term Bond            86,181        136,870        218,705
      Money Market            1,752,509      3,056,189      4,027,320

As a result of the Short-Term Bond and Money Market Funds' expenses exceeding the expense limitations, the Manager did not receive fees to which it would have been entitled as follows:

        FUND                    1994*          1995           1996
        ----                 ----------     ----------     ----------
      Short-Term Bond        $   86,181     $  136,499     $  145,849
      Money Market                 -           154,109      1,002,670

-------------
     *    For the ten-month period ended July 31, 1994.

Underwriter

The Company has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

Transfer Agent

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, USAA Shareholder Account Services is paid an annual fixed fee per account ranging from $23.50 to $26.00 by each Fund. This fee is subject to change at any time.

     The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, the Funds pay all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                       GENERAL INFORMATION

Custodian

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Company's investments.

Counsel

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus.

Independent Auditors

KPMG Peat Marwick LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.

Financial Statements

The financial statements for each of the Funds of USAA Mutual Fund, Inc. and the Independent Auditors' Reports thereon for the fiscal year ended July 31, 1996, are included in the Annual Reports to Shareholders of that date and are incorporated herein by reference. The Manager will deliver a copy of the Fund's Annual Report free of charge with each SAI requested.


                 CALCULATION OF PERFORMANCE DATA

Information regarding the total return and yield of each Fund is provided under PERFORMANCE INFORMATION in its Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

Yield - Money Market Fund

When the Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then
(3) multiplying the base period return by 52.14 (365 divided by 7). The resulting yield figure is carried to the nearest hundredth of one percent.

     The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and Fund's average account size.

     The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

     Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

         Yield For 7-day Period Ended 7/31/96 . . . 5.03%
    Effective Yield For 7-day Period Ended 7/31/96 . . . 5.16%

Yield - Income Fund and Short-Term Bond Fund

The Funds may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD   = 2((((a - b) / (cd) + 1) ^6) - 1

  Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

     The yields for the 30-day period ended July 31, 1996, for the Income Fund and Short-Term Bond Fund were 6.89% and 6.63%, respectively.

Total Return

The Funds may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                         P(1 + T)^n = ERV

     Where:    P  = a hypothetical initial payment of $1,000
               T  = average annual total return
               n  = number of years
             ERV  = ending redeemable value of a hypothetical $1,000
                    payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

                                   Average Annual Total Returns
                                    For Periods Ended 7/31/96

                               1           5       10          From
          Fund                year       years    years     Inception*
          -----               ----       -----    -----     ----------
         Aggressive Growth    21.16%    14.87%    11.50%       -
         Growth               12.44%    13.36%    11.61%       -
         Growth & Income      14.68%       -         -       12.59%
         Income Stock         13.21%    12.01%       -       11.74%
         Income                5.78%     8.35%     9.19%       -
         Short-Term Bond       5.62%       -         -        5.05%
--------------
* Data from inception is shown for Funds that are less than ten years old. Income Stock Fund commenced operations on May 4, 1987. Growth & Income and Short-Term Bond Funds commenced operations on June 1, 1993.

        APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1.   Long-Term Debt Ratings:

Moody's Investors Service, Inc. (Moody's)

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Ratings Group (S&P)

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. This rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, these bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. This rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in payment default. This rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. This rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Investors Service, Inc. (Fitch)

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

Duff & Phelps (D&P)

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A Protection factors are average but adequate. However, risk factors are variable and greater in periods of economic stress.

BBB Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

2.   Short-Term Debt Ratings:

Moody's Corporate and Government

Prime-1 Issuers have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  *   Leading market positions in well-established industries.
  *   High rates of return on funds employed.
  * Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  * Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Moody's Municipal

MIG 1/VMIG 1   This designation denotes best quality.  There is present
               strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG 2/VMIG 2   This designation denotes high quality.  Margins of
               protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3   This designation denotes favorable quality.  All security
               elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4   This designation denotes adequate quality.  Protection
               commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S&P Corporate and Government

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Designation indicates a satisfactory capacity for timely payment. Issues with this designation, however, are somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

S&P Municipal

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Fitch

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.

F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change is likely to cause these securities to be rated below investment grade.

Duff & Phelps Inc.

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Thompson BankWatch, Inc.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

IBCA Inc.

A1 Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.

A2   Obligations supported by a good capacity for timely repayment.

A3   Obligations supported by a satisfactory capacity for timely repayment.

B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

C Obligations for which there is a high risk of default or which are currently in default.

         APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

     Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the 1933 Act such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include the following:

AAII Journal, a monthly association magazine for members of the American Association of Individual Investors.

Arizona Republic, a newspaper which may cover financial and investment news.

Austin American-Statesman, a newspaper which may cover financial news.

Bank Rate Monitor, a service which publishes rates on various bank products such as CDs, MMDAs and credit cards.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

Chicago Tribune, a newspaper which may cover financial news.

Consumer Reports, a monthly magazine which from time to time reports on companies in the mutual fund industry.

Dallas Morning News, a newspaper which may cover financial news.

Denver Post, a newspaper which may quote financial news.

Financial Planning, a monthly magazine which may periodically review mutual fund companies.

Financial Services Week, a weekly newspaper which covers financial news.

Financial World, a monthly magazine that periodically features companies in the mutual fund industry.

Forbes, a national business publication that periodically reports the performance of companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Fund Action, a mutual fund news report.

Houston Chronicle, a newspaper which may cover financial news.

Houston Post, a newspaper which may cover financial news.

IBC/Donoghue's Moneyletter, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

IBC's Money Market Insight, a monthly money market industry analysis prepared by IBC USA, Inc.

Income and Safety, a monthly newsletter that rates mutual funds.

InvesTech, a bimonthly investment newsletter.

Investment Advisor, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

Investment Company Institute, the national association of the American investment company industry.

Investor's Business Daily, a newspaper which covers financial news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Fixed Income Fund Performance Analysis, a monthly publication of industry-wide mutual fund performance averages by type of fund.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a monthly publication of industry-wide mutual fund averages by type of fund.

Los Angeles Times, a newspaper which may cover financial news.

Louis Rukeyser's Wall Street, a publication for investors.

Medical Economics, a monthly magazine providing information to the medical profession.

Money, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

Money Fund Report, a weekly publication of the Donoghue Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Taxable First Tier Fund Average."

Morningstar 5 Star Investor, a monthly newsletter which covers financial news and rates mutual funds by Morningstar, Inc. (a data service which tracks open-end mutual funds).

Mutual Fund Forecaster, a monthly newsletter that ranks mutual funds.

Mutual Fund Investing, a newsletter covering mutual funds.

Mutual Fund Performance Report, a monthly publication of mutual fund performance and rankings, produced by Morningstar, Inc.

Mutual Funds Magazine, a monthly publication reporting on mutual fund investing.

Mutual Fund Source Book, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

Mutual Fund Values, a biweekly guidebook to mutual funds produced by Morningstar, Inc.

Newsweek, a national business weekly.

New York Times, a newspaper which may cover financial news.

No Load Fund Investor, a newsletter covering companies in the mutual fund industry.

Personal Investor, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

San Antonio Business Journal, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

San Antonio Express-News, a newspaper which may cover financial news.

San Francisco Chronicle, a newspaper which may cover financial news.

Smart Money, a monthly magazine featuring news and articles on investing and mutual funds.

USA Today, a newspaper which may cover financial news.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which covers financial news.

Washington Post, a newspaper which may cover financial news.

Weisenberger Mutual Funds Investment Report, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

Worth, a magazine which covers financial and investment subjects including mutual funds.

Your Money, a monthly magazine directed toward the novice investor.

     Among the organizations cited above, Lipper Analytical Services, Inc.'s tracking results may be used. A Fund will be compared to Lipper's appropriate fund category according to fund objective and portfolio holdings. The Aggressive Growth Fund will be compared to funds in Lipper's small company growth funds category, the Growth Fund to funds in Lipper's growth fund category, the Growth & Income Fund to Lipper's growth & income funds category, the Income Stock Fund to Lipper's equity income category, the Income Fund to funds in Lipper's fixed income funds category, the Short-Term Bond Fund to Lipper's short investment grade debt funds category, and the Money Market Fund to Lipper's taxable money market funds category. Footnotes in advertisements and other marketing literature will include the time period applicable for any ranking used.

     For comparative purposes, unmanaged indexes of comparable securities or economic data may be cited. Examples include the following:

 - Ibbotson Associates, Inc., Stocks, Bonds, Bills, and Inflation Yearbook.

 - Lehman Brothers 1-3 year Government/Corporate Index is an unmanaged index of all the government, agency, and corporate bonds longer than one year and less than three years.

 - Lehman Brothers Aggregate Bond Index is an unmanaged index of the Government/Corporate Index, the Mortgage Backed Securities Index, and the Asset-Backed Securities Index.

 - NASDAQ Industrials, a composite index of approximately 3000 unmanaged securities of industrial corporations traded over the counter.

 - Russell 2000 (registered trademark) Index is an index which consists of the 2,000 smallest companies in the Russell 3000 (registered trademark) Index, a widely regarded small cap index.

 - S&P 500 Index, a broadbased composite unmanaged index that represents the average performance of a group of 500 widely held, publicly traded stocks.

     Other sources for total return and other performance data which may be used by a Fund or by those publications listed previously are Morningstar, Inc., Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                APPENDIX C - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

     This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

     While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

     As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.



                                 HOW DOLLAR-COST AVERAGING WORKS

                              $100 Invested Regularly for 5 Periods

                                          Market Trend
                  -------------------------------------------------------------

                        Down                       Up               Mixed
                  -------------------     ----------------   ------------------
                  Share       Shares     Share     Shares    Share     Shares
   Investment     Price     Purchased    Price   Purchased   Price    Purchased
                  -------------------    -----------------   ------------------
     $100          10          10          6       16.67      10         10
      100           9          11.1        7       14.29       9         11.1
      100           8          12.5        7       14.29       8         12.5
      100           8          12.5        9       11.1        9         11.1
      100           6          16.67      10       10         10         10
     ----          --          -----      --       -----      --         ----
     $500       ***41          62.77   ***39       66.35   ***46         54.7
                   *Avg. Cost: $7.97  *Avg. Cost:  $7.54   *Avg. Cost:   $9.14
                               -----               -----                 -----
                 **Avg. Price: $8.20 **Avg. Price: $7.80  **Avg.Price:   $9.20
                               -----               -----                 -----

       * Average Cost is the total amount invested divided by shares purchased.
      ** Average Price is the sum of the prices paid divided by number of purchases.
     ***  Cumulative total of share prices used to compute average prices.


06143-1296